Prospectus

December 1, 2007

This Prospectus should be read in conjunction with the separate account’s prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference. Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Classic ProFunds VP

Bull

Small-Cap

Dow 30

OTC

Mid-Cap

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

Ultra ProFunds VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraOTC

Inverse ProFunds VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short OTC

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort OTC

Sector ProFunds VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Non-Equity ProFunds VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

ProFund VP Money Market

This Page Intentionally Left Blank

2

4	ProFunds VP Overview
7	Strategies and Risks
17	Classic ProFunds VP
18	Bull
19	Small-Cap
20	Dow 30
21	OTC
22	Mid-Cap
23	Large-Cap Value
24	Large-Cap Growth
25	Mid-Cap Value
26	Mid-Cap Growth
27	Small-Cap Value
28	Small-Cap Growth
29	Asia 30
30	Europe 30
31	International
32	Emerging Markets
33	Japan
35	Ultra ProFunds VP
36	UltraBull
37	UltraMid-Cap
38	UltraSmall-Cap
39	UltraOTC
41	Inverse ProFunds VP
42	Bear
43	Short Mid-Cap
44	Short Small-Cap
45	Short Dow 30
46	Short OTC
47	Short International
48	Short Emerging Markets
49	UltraShort Dow 30
50	UltraShort OTC
51	Sector ProFunds VP
52	Banks
53	Basic Materials
54	Biotechnology
55	Consumer Goods
56	Consumer Services
57	Financials
58	Health Care
59	Industrials
60	Internet
61	Oil & Gas
62	Pharmaceuticals
63	Precious Metals
64	Real Estate
65	Semiconductor
66	Technology
67	Telecommunications
68	Utilities
69	Non-Equity ProFunds VP
70	U.S. Government Plus
71	Rising Rates Opportunity
72	Falling U.S. Dollar
73	ProFund VP Money Market
75	General ProFunds VP Information
79	ProFunds Management
83	Financial Highlights

Except for ProFund VP Money Market, the ProFunds VP described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds VP

Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Bull	S&P 500 Index®	Match (100%)	Diverse, widely traded, large capitalization
Small-Cap	Russell 2000® Index	Match (100%)	Diverse, small capitalization
Dow 30	Dow Jones Industrial AverageTM	Match (100%)	Diverse, widely traded, large capitalization
OTC	NASDAQ-100 Index®	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
Mid-Cap	S&P MidCap 400 Index®	Match (100%)	Diverse widely traded, mid-capitalization
Large-Cap Value	S&P 500/Citigroup Value Index	Match (100%)	Diverse, widely traded, large capitalization
Large-Cap Growth	S&P 500/Citigroup Growth Index	Match (100%)	Diverse, widely traded, large capitalization
Mid-Cap Value	S&P MidCap 400/Citigroup Value Index	Match (100%)	Diverse, widely traded, mid-capitalization
Mid-Cap Growth	S&P MidCap 400/Citigroup Growth Index	Match (100%)	Diverse, widely traded, mid-capitalization
Small-Cap Value	S&P SmallCap 600/Citigroup Value Index	Match (100%)	Diverse, small capitalization
Small-Cap Growth	S&P SmallCap 600/Citigroup Growth Index	Match (100%)	Diverse, small capitalization
Asia 30	ProFunds Asia 30 Index	Match (100%)	Companies whose principal offices are located in countries of the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.
Europe 30	ProFunds Europe 30 Index	Match (100%)	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.
International	Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	Match (100%)	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada
Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	Match (100%)	Companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ
Japan	Nikkei 225 Stock Average	Match (100%)	Large capitalization, widely traded Japanese stocks

Ultra ProFunds VP

Ultra ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-half times (150%) or double (200%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
UltraBull	S&P 500 Index	Double (200%)	Diverse, widely traded, large capitalization
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)	Diverse, widely traded, mid-capitalization
UltraSmall-Cap	Russell 2000 Index	Double (200%)	Diverse, small capitalization
UltraOTC	NASDAQ-100 Index	Double (200%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

[1]

A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. All non-money market ProFunds VP utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, ProFund VP UltraBull has a daily benchmark of twice the daily price performance of the S&P 500 Index®.

4	< ProFunds VP Overview

Inverse ProFunds VP

Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Bear	S&P 500 Index	100% of the Inverse	Diverse, widely traded, large capitalization
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse	Diverse, widely traded, mid-capitalization
Short Small-Cap	Russell 2000 Index	100% of the Inverse	Diverse, small capitalization
Short Dow 30	Dow Jones Industrial AverageTM	100% of the Inverse	Diverse, widely traded, large capitalization
Short OTC	NASDAQ-100 Index	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market
Short International	Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	100% of the Inverse	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada
Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse	Companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ
UltraShort Dow 30	Dow Jones Industrial AverageTM	200% of the Inverse	Diverse, widely traded, large capitalization
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Sector ProFunds VP

Sector ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Banks	Dow Jones U.S. Banks Index	Match (100%)	Securities representing the banking industry in the U.S. equity market
Basic Materials	Dow Jones U.S. Basic Materials Index	Match (100%)	Securities within the basic materials sector in the U.S. equity market
Biotechnology	Dow Jones U.S. Biotechnology Index	Match (100%)	Securities representing the biotechnology industry in the U.S. equity market
Consumer Goods	Dow Jones U.S. Consumer Goods Index	Match (100%)	Securities within the consumer goods industry in the U.S. equity market
Consumer Services	Dow Jones U.S. Consumer Services Index	Match (100%)	Securities within the consumer services industry in the U.S. equity market
Financials	Dow Jones U.S. Financials Index	Match (100%)	Securities within the financial sector in the U.S. equity market
Health Care	Dow Jones U.S. Health Care Index	Match (100%)	Securities within the health care sector in the U.S. equity market
Industrials	Dow Jones U.S. Industrials Index	Match (100%)	Securities within the industrial sector in the U.S. equity market
Internet	Dow Jones Composite Internet Index	Match (100%)	U.S. equity securities of companies that generate the majority of their revenue from the Internet
Oil & Gas	Dow Jones U.S. Oil & Gas Index	Match (100%)	Securities within the oil and gas sector in the U.S. equity market
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	Match (100%)	Securities representing the pharmaceuticals industry in the U.S. equity market
Precious Metals	Dow Jones Precious Metals Index	Match (100%)	Securities of companies involved in the mining of precious metals
Real Estate	Dow Jones U.S. Real Estate Index	Match (100%)	Securities representing the real estate industry in the U.S. equity market
Semiconductor	Dow Jones U.S. Semiconductors Index	Match (100%)	Securities representing the semiconductor industry in the U.S. equity market
Technology	Dow Jones U.S. Technology Index	Match (100%)	Securities within the technology sector in the U.S. equity market
Telecommunications	Dow Jones U.S. Telecommunications Index	Match (100%)	Securities within the telecommunications sector in the U.S. equity market
Utilities	Dow Jones U.S. Utilities Index	Match (100%)	Securities within the utilities sector in the U.S. equity market

ProFunds VP Overview >	5

Non-Equity ProFunds VP

Non-Equity ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price performance, or the inverse daily price performance, or match (100%) the daily price performance, or the inverse daily price performance, of the most recently issued 30-year U.S. Treasury Bond or their benchmark indexes.

ProFund VP	Security	Daily Benchmark	Description of Security or Index
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%	U.S. Treasury securities
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse	U.S. Treasury securities
Falling U.S. Dollar	U.S. Dollar Index®	125% of the Inverse	The performance of the U.S. Dollar against the change in value of six foreign currencies

An investment in a ProFund VP is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds VP are not guaranteed to achieve their investment objectives, and an investment in a ProFund VP could lose money. No single ProFund VP is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

6	< ProFunds VP Overview

ProFunds VP Strategies and Risks

“In seeking to achieve each non-money market ProFund VP’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the daily movement of its benchmark.”

ProFunds VP Strategies and Risks >	7

ProFunds VP Strategies and Risks

Discussion of Principal Strategies

The following discussion of investment strategies covers all ProFunds VP, except ProFund VP Money Market, which is described later in this Prospectus.

The ProFunds VP are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each non-money market ProFund VP’s investment objective, ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”):

>	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that the ProFund VP should hold to simulate the performance of its benchmark;
>	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the daily movement of the ProFund VP’s benchmark;
>

may not have investment exposure to all securities or components in the index underlying the ProFund VP’s benchmark, or the ProFund VP’s weighting of investment in such securities or industries may be different from that of the actual index weightings;

>

may utilize a variety of securities and financial instruments in pursuing the ProFund VP’s investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;

>

seeks to remain fully invested at all times in securities or financial instruments that provide exposure to the ProFund VP’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

>

may invest in securities or instruments, including money market instruments and other income producing instruments that are not included in the index underlying the ProFund VP’s benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund VP’s investment objective, including money market instruments and other income producing instruments.

Each ProFund VP may substitute a different index or security for the index or security underlying its benchmark. Each ProFund VP does not seek to provide correlation with its benchmark over a period of time greater than one day. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds VP. The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, all Mid-Cap, Small-Cap, Large-Cap and Dow 30 ProFunds VP, ProFund VP OTC, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund Emerging Markets, ProFund VP Japan, ProFund VP UltraOTC, ProFund VP Short OTC, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort OTC, ProFund VP U.S. Government Plus and all Sector ProFunds VP seek their investment objectives by committing at least 80% of their assets to investments that have economic characteristics similar to the type of investment suggested by their names and that, in combination, should have similar daily return characteristics as their benchmarks. These investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds VP subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Investors should be aware that investments made by a ProFund VP at any given time may not be the same as those made by other mutual funds for which ProFund Advisors acts as investment adviser, including mutual funds with names, investment objectives and policies similar to a ProFund VP.

Discussion of Principal Risks

Like all investments, investing in the ProFunds VP entails risks. Many factors affect the value of an investment in the ProFunds VP. The factors most likely to have a significant impact on each ProFund VP’s portfolio are called “principal risks.” The principal risks for each ProFund VP are identified in each ProFund VP’s description and are described below. A ProFund VP may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds VP, their investment strategies and related risks.

The following risks apply to the ProFunds VP, as noted:

Active Investor Risk (All ProFunds VP). It is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. Active trading in ProFund VP shares could increase portfolio turnover. In addition, large movements of assets into and out of the ProFunds VP may negatively impact each ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds VP except ProFund VP Money Market). The ProFunds VP use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. The ProFunds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in these instruments. Such instruments, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a ProFund VP’s benchmark, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

8	< ProFunds VP Strategies and Risks

ProFunds VP Strategies and Risks

These and other risks associated with such techniques are described elsewhere in this section, such as under liquidity risk, interest rate risk, credit risk and counterparty risk.

Concentration Risk (ProFund VP Dow 30, ProFund VP Short Dow 30, ProFunds VP UltraShort Dow 30, ProFund VP Asia 30 and all Sector ProFunds VP). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. In addition, particularly with respect to the Sector ProFunds VP, a fund may have significant exposure to an individual company that constitutes a significant portion of that fund’s benchmark index. As a result, such a fund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each of Large-Cap Value, Large-Cap Growth, International Emerging Markets, Short Mid-Cap, Short Small-Cap, Short OTC, Short International, Short Emerging Markets, and each Non-Equity ProFund VP is likely to concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds VP except ProFund VP Money Market). A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding the annual index reconstitution and other index rebalancing or reconstitution events may hinder the ProFunds VP ability to meet their daily investment objective on that day. Each Ultra, Inverse, Sector and Non-Equity ProFund VP (excluding ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund VP’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore the return of these Indexes over periods of time greater than one day multiplied by a Fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will generally not equal a Fund’s performance over that same time period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which causes a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which causes a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. Over time, the cumulative percentage increase or decrease in the net asset value of the Fund may diverge significantly from a multiple of the percentage increase or decrease of the return of the index. In addition, in trendless or flat markets it is expected that the Fund will underperform a multiple of the return of the index.

Counterparty Risk (All ProFunds VP except ProFund VP Money Market). The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. The ProFunds VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors VP to be of comparable quality.

Credit Risk (All ProFunds VP). Credit risk is the risk that an issuer or guarantor of a security or a counterparty to a financial instrument may default on its payment obligations or experience a decline in credit quality. Changes in a debt issuer’s credit rating may affect a debt instrument’s value and, thus, impact Fund performance. The ProFunds VP will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties to transactions in financial instruments. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (Non-Equity ProFunds VP and ProFund VP Money Market). Each ProFund VP may invest in debt instruments, and ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar and ProFund VP Money Market invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest risk, credit rates and other factors. Typically, the value of outstanding debt instruments fall when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to credit risk. ProFund VP Rising Rates Opportunity is inversely correlated to bond prices and will typically respond differently to the above factors than a fund positively correlated to bond prices, such as ProFund VP U.S. Government Plus.

ProFunds VP Strategies and Risks >	9

ProFunds VP Strategies and Risks

Early Close/Trading Halt Risk (All ProFunds VP except ProFund VP Money Market). An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund VP being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund VP may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Equity Risk (All Classic, Ultra, Inverse and Sector ProFunds VP). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund VP to decrease. The Inverse ProFunds VP respond differently to these risks than funds that are positively correlated to the equity markets.

Foreign Currency Risk (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Pharmaceutical, and ProFund VP Precious Metals, and ProFund VP Falling U.S. Dollar). Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Foreign Investment Risk (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP Short International, ProFund VP Short Emerging Markets and ProFund VP Precious Metals, and ProFund VP Falling U.S. Dollar). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies, as described under Foreign Currency Risk above.

Foreign Money Market Instruments Risk (ProFund VP Falling U.S. Dollar). Investing in foreign money market instruments typically involves more risks than investing in U.S. money market instruments. These risks include those associated with the political, economic and social structures of foreign countries, the existence of less liquid markets with higher volatility than similar U.S. markets, and potentially higher transaction costs. General money market movements in any country where a ProFund has investments are likely to affect the value of the instruments the ProFund owns that are denominated in that country’s currency. These risks can increase the potential for losses in a ProFund and affect its share price.

Geographic Concentration Risk (ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Precious Metals, and ProFund VP Falling U.S. Dollar). Certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds VP that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.

Growth Investing Risk (ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Growth and ProFund VP Small-Cap Growth). An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (Non-Equity ProFunds VP and ProFund VP Money Market). Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for ProFund VP Rising Rates Opportunity. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse ProFunds VP, ProFund VP Rising Rates Opportunity, and ProFund VP Falling U.S. Dollar). ProFunds VP benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ProFund’s VP benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds. See also Correlation Risk above.

Leverage Risk (Ultra ProFunds VP, Inverse ProFunds VP, Sector ProFunds VP and Non-Equity ProFunds VP). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ProFunds employ leverage, all of the ProFunds (except ProFund VP Money Market) may use leveraged investment techniques for investment purposes. The ProFunds VP that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. A falling market is considered an adverse market environment for the Classic ProFunds VP, Ultra ProFunds VP, Sector ProFunds VP, U.S. Government Plus ProFund VP and Rising U.S. Dollar ProFund VP. A rising market is considered an adverse market environment for the Inverse ProFunds VP, ProFund VP Rising Rates Opportunity, and ProFund VP Falling U.S. Dollar.

Liquidity Risk (All ProFunds VP except ProFund VP Money Market). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund VP may also be illiquid. This may prevent the ProFunds VP from limiting losses, realizing gains or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProFund VP may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk (All ProFunds VP). The ProFunds VP are subject to market risks that will affect the value of their shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific

10	< ProFunds VP Strategies and Risks

ProFunds VP Strategies and Risks

economic sectors, industries or segments of the market. ProFunds VP, other than the Inverse ProFunds VP, ProFund VP Rising Rates Opportunity and ProFund VP Money Market, should normally lose value on days when the index underlying their benchmark declines (adverse market conditions for these ProFunds VP). Inverse ProFunds VP and ProFund VP Rising Rates Opportunity should lose value on days when the index underlying their benchmark increases (adverse market conditions for these ProFunds VP). The ProFunds seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (ProFund VP Mid-Cap, ProFund VP Short Mid-Cap, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap). Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

Non-Diversification Risk (All ProFunds VP except the ProFund VP Money Market). The non-money market ProFunds VP have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

Portfolio Turnover Risk (All ProFunds VP except ProFund VP Money Market). Each Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Short Sale Risk (Inverse ProFunds VP and ProFund VP Rising Rates Opportunity). Selling short is a technique that may be employed by a ProFund VP to achieve investment exposure consistent with its investment objective. Short selling is accomplished by borrowing a security and then selling it. If a ProFund VP buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund VP will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund VP will incur a negative return (loss) on the transaction. The ProFunds VP use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund VP to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a ProFund VP’s return or result in a loss. Entering into short positions through financial instruments such as futures, options and swap agreements may also cause a ProFund to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Small-Cap Company Investment Risk (ProFund VP Small-Cap, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Emerging Markets, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, and ProFund VP Short Emerging Markets). The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Technology Investment Risk (ProFund VP OTC, ProFund VP Ultra OTC, ProFund VP Short OTC, ProFund VP UltraShort OTC, ProFund VP Internet, ProFund VP Semiconductor and ProFund VP Technology). Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industry as a whole.

Value Investing Risk (ProFund VP Large-Cap Value, ProFund VP Mid-Cap Value and ProFund VP Small-Cap Value). Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued may actually be appropriately priced or overvalued. “Value” stocks can react differently to issuer, political, market and economic developments than the market as a whole.

Volatility Risk (Ultra ProFunds VP, Sector ProFunds VP, Inverse ProFunds VP and Non-Equity ProFunds VP). The ProFunds VP most subject to volatility risk seek to provide a daily investment result that corresponds to a multiple or the inverse multiple of the performance of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

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Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

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Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

>	Depositary Receipts (DRs), include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).
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ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain

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ProFunds VP Strategies and Risks

advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

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GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

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A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

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Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

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Financial Instruments The ProFunds VP (excluding ProFund VP Money Market) may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. The ProFunds VP (excluding ProFund VP Money Market) may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

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Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

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Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

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Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

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Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.

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Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

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Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

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Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the ProFunds VP as a short-term investment vehicle for cash positions.

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Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund VP’s investment objective, a ProFund VP may hold a representative sample of the components in the index underlying a ProFund VP’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund VP may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

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Selling Short entails selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

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Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

>	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
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U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Index Information

A description of the indices currently underlying each ProFund VP’s benchmark are set forth below.

The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a float adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of December 31, 2006, the S&P 500 Index included companies with capitalizations between $1.41 billion and $446.94 billion. The average capitalization of the companies comprising the Index was approximately $25.46 billion.

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ProFunds VP Strategies and Risks

The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis. As of December 31, 2006, the S&P MidCap 400 Index included companies with capitalizations between $0.50 billion and $10.62 billion. The average capitalization of the companies comprising the Index was approximately $2.78 billion.

The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. All U.S. companies listed on the NYSE, AMEX or NASDAQ meeting an initial minimum ($1) price are considered for inclusion. Reconstitution occurs annually. Securities are not replaced if they leave the index, however, new issue securities meeting other membership requirements may be added on a quarterly basis. As of December 31, 2006, the Russell 2000 Index included companies with capitalizations between $13.74 million and $3.04 billion. The average capitalization of the companies comprising the Index was approximately $1.20 billion.

The NASDAQ-100 Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology. Reconstitution and rebalancing occurs on an annual, quarterly, and ongoing basis. As of December 31, 2006, the NASDAQ-100 Index included companies with capitalizations between $3.54 billion and $293.53 billion. The average capitalization of the companies comprising the Index was approximately $22.33 billion.

The Dow Jones Industrial Average (“DJIA”) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed. As of December 31, 2006, the DJIA included companies with capitalizations between $17.37 billion and $446.94 billion. The average capitalization of the companies comprising the Index was approximately $139.03 billion.

The S&P 500/Citigroup Value Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. As of December 31, 2006, the S&P 500/Citigroup Value Index included companies with capitalizations between $968.75 million and $274.58 billion. The average capitalization of the companies comprising the Index was approximately $88.91 billion.

The S&P 500/Citigroup Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. As of December 31, 2006, the S&P 500/Citigroup Growth Index included companies with capitalizations between $410.11 million and $451.03 billion. The average capitalization of the companies comprising the Index was approximately $114.63 billion.

The S&P MidCap 400/Citigroup Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the value end of the growth-value spectrum. As of December 31, 2006, the S&P MidCap 400/Citigroup Value Index included companies with capitalizations between $244.31 million and $6.89 billion. The average capitalization of the companies comprising the Index was approximately $3.49 billion.

The S&P MidCap 400/Citigroup Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum. As of December 31, 2006, the S&P MidCap 400/Citigroup Growth Index included companies with capitalizations between $167.77 million and $8.73 billion. The average capitalization of the companies comprising the Index was approximately $4.20 billion.

The S&P SmallCap 600/Citigroup Value Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P SmallCap 600 Index that have been identified as being on the value end of the growth-value spectrum. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of December 31, 2006, the S&P SmallCap 600/Citigroup Value Index included companies with capitalizations between $46.52 million and $2.89 billion. The average capitalization of the companies comprising the Index was approximately $1.30 million.

The S&P SmallCap 600/Citigroup Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P SmallCap 600 Index that have been identified as being on the growth end of the growth-value spectrum. (Note: The S&P SmallCap 600 Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted market capitalization weighted

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ProFunds VP Strategies and Risks

index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.) As of December 31, 2006, the S&P SmallCap 600/Citigroup Growth Index included companies with capitalizations between $36.41 million and $3.64 billion. The average capitalization of the companies comprising the Index was approximately $1.68 billion.

The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of December 31, 2006, the ProFunds Asia 30 Index included companies with capitalizations between $406.9 million and $253.6 billion. The average capitalization of the companies comprising the Index was approximately $31.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of December 31, 2006, the ProFunds Europe 30 Index included companies with capitalizations between $3.8 billion and $229.6 billion. The average capitalization of the companies comprising the Index was approximately $81.9 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The MSCI® EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of May 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of December 31, 2006, the MSCI EAFE Index included companies with capitalizations between $231.2 million and $216.04 billion. The average capitalization of the companies comprising the Index was approximately $11.05 billion.

The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York. The Index currently consists of the following emerging market countries: Brazil, Korea, México, Taiwan, China, South Africa, India, Israel, Russia, Indonesia and Argentina. As of December 31, 2006, The Bank of New York Emerging Markets 50 ADR Index included companies with capitalizations between $3.7 billion and $43.6 billion. The average capitalization of the companies comprising the Index was approximately $15.1 billion.

The Nikkei 225 Stock Average (“Nikkei”) is a modified priceweighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (“TSE”) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index. As of December 31, 2006, the Nikkei included companies with capitalizations between $282.30 million and $241.33 billion. The average capitalization of the companies comprising the Index was approximately $13.54 billion.

The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks, engaged in a wide range of financial services, including retail banking, loans and money transmissions. As of December 31, 2006, the Dow Jones U.S. Banks Index included companies with capitalizations between $267.02 million and $276.89 billion. The average capitalization of the companies comprising the Index was approximately $15.26 billion.

The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of December 31, 2006, the Dow Jones U.S. Basic Materials Index included companies with capitalizations between $521.51 million and $44.81 billion. The average capitalization of the companies comprising the Index was approximately $18.69 billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engaged in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of December 31, 2006, the Dow Jones U.S. Biotechnology Index included companies with capitalizations between $229.83 million and $79.68 billion. The average capitalization of the companies comprising the Index was approximately $6.27 billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of the consumer goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and nondurable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of December 31, 2006, the Dow Jones U.S. Consumer Goods Index included companies with capitalizations between $391.09 million and $204.07 billion. The average capitalization of the companies comprising the Index was approximately $81.04 billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines,

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ProFunds VP Strategies and Risks

broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of December 31, 2006, the Dow Jones U.S. Consumer Services Index included companies with capitalizations between $251 million and $7.37 billion. The average capitalization of the companies comprising the Index was approximately $7.37 billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of December 31, 2006, the Dow Jones U.S. Financials Index included companies with capitalizations between $267.02 million and $276.90 billion. The average capitalization of the companies comprising the Index was approximately $84.39 billion.

The Dow Jones U.S. Health Care Index measures the performance of the health care industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of December 31, 2006, the Dow Jones U.S. Health Care Index included companies with capitalizations between $229.84 million and $191.42 billion. The average capitalization of the companies comprising the Index was approximately $73.60 billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of December 31, 2006, the Dow Jones U.S. Industrials Index included companies with capitalizations between $313.31 million and $386.92 billion. The average capitalization of the companies comprising the Index was approximately $97.93 billion.

The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce — companies that derive the majority of their revenues from providing goods and/ or services through an open network, such as a web site. Internet Services — companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet. As of December 31, 2006, the Dow Jones Composite Internet Index included companies with capitalizations between $135.13 million and $12.45 billion. The average capitalization of the companies comprising the Index was approximately $3.17 billion.

The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies. As of December 31, 2006, the Dow Jones U.S. Oil & Gas Index included companies with capitalizations between $644.39 million and $446.91 billion. The average capitalization of the companies comprising the Index was approximately $181.46 billion.

The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies. As of December 31, 2006, the Dow Jones U.S. Pharmaceuticals Index included companies with capitalizations between $602.65 million and $191.41 billion. The average capitalization of the companies comprising the Index was approximately $28.84 billion.

The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. As of December 31, 2006, the Dow Jones Precious Metals Index included companies with capitalizations between $849.03 million and $26.49 billion. The average capitalization of the companies comprising the Index was approximately $8.11 billion.

The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of December 31, 2006, the Dow Jones U.S. Real Estate Index included companies with capitalizations between $620.03 million and $22.37 billion. The average capitalization of the companies comprising the Index was approximately $8.79 billion.

The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards. As of December 31, 2006, the Dow Jones U.S. Semiconductors Index included companies with capitalizations between $267.86 million and $117.78 billion. The average capitalization of the companies comprising the Index was approximately $5.87 billion.

The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of December 31, 2006, the Dow Jones U.S. Technology Index included companies with capitalizations between $267.87 million and $261.44 billion. The average capitalization of the companies comprising the Index was approximately $96.69 billion.

The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of December 31, 2006, the Dow Jones U.S. Telecommunications Index included companies with capitalizations between $643.53 million and $137.38 billion. The average capitalization of the companies comprising the Index was approximately $86.54 billion.

The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. As of December 31, 2006, the Dow Jones U.S. Utilities Index included companies with capitalizations between

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ProFunds VP Strategies and Risks

$1.14 million and $41.65 billion. The average capitalization of the companies comprising the Index was approximately $17.56 billion.

The US Dollar Index® (USDX®) is a geometric trade- weighted average of the US Dollar’s value against a basket of six major world currencies. Those currencies and their weightings are: Euro 57.6%; Japanese Yen 13.6%, British Pound 11.9%, Canadian dollar 9.1%; Swedish Krona 4.2% and Swiss Franc 3.6%. These weightings are currently fixed.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “S&P MidCap 400,” “S&P 500/Citigroup Value Index,” “S&P 500/Citigroup Growth Index,” “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Citigroup Growth Index,” “S&P MidCap 400/Citigroup Value Index,” “S&P SmallCap 600/Citigroup Growth Index” and “S&P Small-Cap 600/Citigroup Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup Global Markets, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial AverageTM,” “DJIA,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The “Nikkei Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Russell 2000®” and “Russell 3000” are trademarks of the Frank Russell Company. “Philadelphia Stock Exchange®,” “PHLX®,” “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. MSCI® EAFE® is a trademark of Morgan Stanley Capital International, Inc. “BNY”, “The Bank of New York Emerging Markets 50 ADR Index”, and “The Bank of New York ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by ProFunds. The ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

Dow Jones does not:

>	Sponsor, endorse, sell or promote ProFunds VP.
>	Recommend that any person invest in the ProFunds VP or any other securities.
>	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.
>	Have any responsibility or liability for the administration, management of marketing of the ProFunds VP.
>	Consider the needs of the ProFunds VP or the owners of the ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

>

The results to be obtained by the ProFunds VP, the owner of the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

>	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or
>	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

The ProFunds VP Falling U.S. Dollar is not sponsored, endorsed, sold or promoted by Board of Trade of the City of New York, Inc. (“NYBOT”). NYBOT makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the NYBOT U.S. Dollar Index® to track market performance of any Funds. NYBOT’s only relationship to ProFunds VP is the commitment to license certain names and marks related to the NYBOT U.S. Dollar Index®, which is determined, composed and calculated without regard to the ProFunds VP. NYBOT has no obligation to take the needs of the ProFunds VP or the owners of the Funds into consideration in determining, composing or calculating the NYBOT U.S. Dollar Index®. NYBOT is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of the Funds. NYBOT has no obligation or liability in connection with the administration, purchase, sale, marketing, promotion or trading of the Funds.

NYBOT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. NYBOT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NYBOT® U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER, IN CONNECTION WITH THE PURCHASE, SALE OR TRADING OF ANY PRODUCT, OR FOR ANY OTHER USE. NYBOT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NYBOT U.S. DOLLAR INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

16	< ProFunds VP Strategies and Risks

Classic ProFunds may be appropriate for investors who:

>	want to achieve investment results that correspond to the daily performance of a particular index.

Classic ProFunds VP

ProFund VP	Index	Daily Benchmark
Bull	S&P 500 Index	Match (100%)
Small-Cap	Russell 2000 Index	Match (100%)
Dow 30	Dow Jones Industrial Average	Match (100%)
OTC	NASDAQ-100 Index	Match (100%)
Mid-Cap	S&P MidCap 400 Index	Match (100%)
Large-Cap Value	S&P 500/Citigroup Value Index	Match (100%)
Large-Cap Growth	S&P 500/Citigroup Growth Index	Match (100%)
Mid-Cap Value	S&P MidCap 400/Citigroup Value Index	Match (100%)
Mid-Cap Growth	S&P MidCap 400/Citigroup Growth Index	Match (100%)
Small-Cap Value	S&P SmallCap 600/Citigroup Value Index	Match (100%)
Small-Cap Growth	S&P SmallCap 600/Citigroup Growth Index	Match (100%)
Asia 30	ProFunds Asia 30 Index	Match (100%)
Europe 30	ProFunds Europe 30 Index	Match (100%)
International	Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	Match (100%)
Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	Match (100%)
Japan	Nikkei 225 Stock Average	Match (100%)

Classic ProFunds VP >	17

ProFund VP Bull

Investment Objective

ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Principal Investment Strategy

ProFund VP Bull takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500 Index. ProFund VP Bull may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Bull are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk and portfolio turnover risk.

For more information on ProFund VP Bull’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Bull by showing the variability of ProFund VP Bull returns from year to year and by comparing average annual total returns of ProFund VP Bull to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Bull for one quarter was 14.62% (quarter ended June 30, 2003) and the lowest return was –17.78% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Bull	13.66%	3.94%	1.52%	05/01/01
S&P 500 Index (1)	15.80%	6.19%	3.80%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bull. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Fund Operating Expenses	1.67%
Fee Waivers/Reimbursements**	-0.04%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bull with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Bull	$166	$523	$904	$1,973

18	< ProFund VP Bull

ProFund VP Small-Cap

Investment Objective

ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Principal Investment Strategy

ProFund VP Small-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Russell 2000 Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Small-Cap may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Small-Cap are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and small-cap company investment risk.

For more information on ProFund VP Small-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Small-Cap by showing the variability of ProFund VP Small-Cap returns from year to year and by comparing average annual total returns of ProFund VP Small-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Small-Cap for one quarter was 21.54% (quarter ended June 30, 2003) and the lowest return was –20.63% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Small-Cap	14.75%	8.80%	6.80%	05/01/01
Russell 2000 Index (1)	18.44%	11.45%	10.16%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.59%

Total Annual Fund Operating Expenses	1.59%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Small-Cap	$162	$502	$866	$1,889

ProFund VP Small-Cap >	19

ProFund VP Dow 30

Investment Objective

ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Principal Investment Strategy

ProFund VP Dow 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the DJIA. Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the DJIA and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Dow 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Dow 30 will have industry concentrations to approximately the same extent as the DJIA.

Principal Risk Considerations

The principal risks of investing in ProFund VP Dow 30 are market risk, equity risk, counterparty risk, credit risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, early close/trading halt risk and portfolio turnover risk.

For more information on ProFund VP Dow 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP Dow 30 commenced investment operations May 1, 2006. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Dow 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.69%

Total Annual Fund Operating Expenses	1.69%
Fee Waivers/Reimbursements**	-0.06%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Dow 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Dow 30	$166	$527	$912	$1,993

20	< ProFund VP Dow 30

ProFund VP OTC

Investment Objective

ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Principal Investment Strategy

ProFund VP OTC takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities traded on NASDAQ or other over-the-counter market and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP OTC may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP OTC are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk.

For more information on ProFund VP OTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP OTC by showing the variability of ProFund VP OTC returns from year to year and by comparing average annual total returns of ProFund VP OTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP OTC for one quarter was 17.47% (quarter ended December 31, 2002) and the lowest return was –28.03% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP OTC	5.46%	0.65%	-8.15%	01/22/01
NASDAQ-100 Index (1)	7.30%	2.49%	-6.40%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Fund Operating Expenses	1.67%
Fee Waivers/Reimbursements**	-0.04%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP OTC	$166	$523	$904	$1,973

ProFund VP OTC >	21

ProFund VP Mid-Cap

Investment Objective

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index®.

Principle Investment Strategy

ProFund VP Mid-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 Index® (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Mid-Cap may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principle risks of investing in ProFund VP Mid-Cap are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk and portfolio turnover risk.

For more information on ProFund VP Mid-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

In addition to the common risks discussed in the “Overview” section on pages, ProFund VP Mid-Cap is also subject to mid-cap company investment risk. The ProFund VP Mid-Cap could experience risks that a fund which invests primarily in large capitalization, widely traded companies would not. Such risks could include:

•	Mid-cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and
•	Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely-traded companies.

Fund Performance

ProFund VP Mid-Cap has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.70%

Total Annual Fund Operating Expenses	1.70%
Fee Waivers/Reimbursements	-0.07%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Mid-Cap	$166	$529

22	< ProFund VP Mid-Cap

ProFund VP Large-Cap Value

Investment Objective

ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Principal Investment Strategy

ProFund VP Large-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Citigroup Value Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Large-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Large-Cap Value are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and value investing risk.

For more information on ProFund VP Large-Cap Value’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Large-Cap Value by showing the variability of ProFund VP Large-Cap Value returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Large-Cap Value or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Large-Cap Value for one quarter was 7.26% (quarter ended December 31, 2006) and the lowest return was –3.28% (quarter ended March 31, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Large-Cap Value	18.67%	12.45%	05/03/04
S&P 500/Citigroup Value Index (1)	20.85%	15.14%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Value. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.70%

Total Annual ProFund Operating Expenses	1.70%
Fee Waivers/Reimbursements**	-0.07%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Large-Cap Value	$166	$529	$916	$2,003

ProFund VP Large-Cap Value >	23

ProFund VP Large-Cap Growth

Investment Objective

ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Principal Investment Strategy

ProFund VP Large-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500/Citigroup Growth Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Large-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Large-Cap Growth are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and growth investing risk.

For more information on ProFund VP Large-Cap Growth’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Large-Cap Growth by showing the variability of ProFund VP Large-Cap Growth returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Large-Cap Growth or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Large-Cap Growth for one quarter was 5.58% (quarter ended September 30, 2006) and the lowest return was –3.88% (quarter ended June 30, 2006).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Large-Cap Growth	9.06%	5.71%	05/03/04
S&P 500/Citigroup Growth Index (1)	11.04%	7.80%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Large-Cap Growth. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Large-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Large-Cap Growth	$166	$531	$921	$2,013

24	< ProFund VP Large-Cap Growth

ProFund VP Mid-Cap Value

Investment Objective

ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Principal Investment Strategy

ProFund VP Mid-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Citigroup Value Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Mid-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Mid-Cap Value are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, mid-cap company investment risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and value investing risk.

For more information on ProFund VP Mid-Cap Value’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Mid-Cap Value by showing the variability of ProFund VP Mid-Cap Value returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Mid-Cap Value or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Mid-Cap Value for one quarter was 18.46% (quarter ended June 30, 2003) and the lowest return was –6.80% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Mid-Cap Value	12.30%	8.93%	05/01/02
S&P MidCap 400/Citigroup Value Index (1)	14.98%	12.26%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Value. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Mid-Cap Value	$166	$531	$921	$2,013

ProFund VP Mid-Cap Value >	25

ProFund VP Mid-Cap Growth

Investment Objective

ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Principal Investment Strategy

ProFund VP Mid-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400/Citigroup Growth Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Mid-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Mid-Cap Growth are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, mid-cap company investment risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and growth investing risk.

For additional information on ProFund VP Mid-Cap Growth’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Mid-Cap Growth by showing the variability of ProFund VP Mid-Cap Growth returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Mid-Cap Growth or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Mid-Cap Growth for one quarter was 15.45% (quarter ended June 30, 2003) and the lowest return was –4.83% (quarter ended June 30, 2006).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Mid-Cap Growth	3.98%	5.42%	05/01/02
S&P MidCap 400/Citigroup Growth Index (1)	5.90%	8.09%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Mid-Cap Growth. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Mid-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Mid-Cap Growth	$166	$531	$921	$2,013

26	< ProFund VP Mid-Cap Growth

ProFund VP Small-Cap Value

Investment Objective

ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Principal Investment Strategy

ProFund VP Small-Cap Value invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Citigroup Value Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Small-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Small-Cap Value are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, small-cap company investment risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and value investing risk.

For more information on ProFund VP Small-Cap Value’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Small-Cap Value by showing the variability of ProFund VP Small-Cap Value returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap Value or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Small-Cap Value for one quarter was 21.33% (quarter ended June 30, 2003) and the lowest return was –9.34% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Small-Cap Value	17.43%	7.75%	05/01/02
S&P SmallCap 600/Citigroup Value Index (1)	19.66%	11.12%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Value. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.74%

Total Annual Fund Operating Expenses	1.74%
Fee Waivers/Reimbursements**	-0.11%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Value with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Small-Cap Value	$166	$537	$933	$2,043

ProFund VP Small-Cap Value >	27

ProFund VP Small-Cap Growth

Investment Objective

ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Principal Investment Strategy

ProFund VP Small-Cap Growth invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P SmallCap 600/Citigroup Growth Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Small-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Small-Cap Growth are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, small-cap company investment risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and growth investing risk.

For more information on ProFund VP Small-Cap Growth’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Small-Cap Growth by showing the variability of ProFund VP Small-Cap Growth returns from year to year and by comparing average annual total returns to a broad measure of market performance. Past performance is no guarantee of future results. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Small-Cap Growth or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Small-Cap Growth for one quarter was 16.50% (quarter ended June 30, 2003) and the lowest return was –5.47% (quarter ended June 30, 2006).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Small-Cap Growth	8.65%	8.49%	05/01/02
S&P SmallCap 600/Citigroup Growth Index (1)	10.56%	11.02%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Small-Cap Growth. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Small-Cap Growth with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Small-Cap Growth	$166	$531	$921	$2,013

28	< ProFund VP Small-Cap Growth

ProFund VP Asia 30

Investment Objective

ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Principal Investment Strategy

ProFund VP Asia 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Asia 30 Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities of Asian companies contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Asia 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Asia 30 will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Asia 30 are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, foreign investment risk, foreign currency risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and small-cap company investment risk.

To the extent the Index is concentrated in issuers conducting business in the telecommunications sector, the telecommunications companies making up ProFund VP Asia 30’s investments are subject to the following risks: companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; technological innovations may make the products and services of telecommunications companies obsolete; and securities of companies in the telecommunications sector may underperform those of other sectors and/or fixed income investments.

For more information on ProFund VP Asia 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Asia 30 by showing the variability of ProFund VP Asia 30 returns from year to year and by comparing average annual total returns of ProFund VP Asia 30 to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Asia 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Asia 30 for one quarter was 30.34% (quarter ended June 30, 2003) and the lowest return was –8.76% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Asia 30	39.29%	17.70%	05/01/02
ProFunds Asia 30 Index (1)	38.80%	18.32%
MSCI AC Asia Pacific Free Excluding Japan Index (1)(2)	33.62%	22.52%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (2) A free float-adjusted market capitalization index that is designed to measure equity market performance in Asia, excluding Japan.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Asia 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.66%

Total Annual Fund Operating Expenses	1.66%
Fee Waivers/Reimbursements**	-0.03%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Asia 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Asia 30	$166	$520	$899	$1,963

ProFund VP Asia 30 >	29

ProFund VP Europe 30

Investment Objective

ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Principal Investment Strategy

ProFund VP Europe 30 invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30 Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Europe 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Europe 30 are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, counterparty risk, credit risk, foreign investment risk, early close/trading halt risk, portfolio turnover risk and foreign currency risk.

For more information on ProFund VP Europe 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Europe 30 by showing the variability of ProFund VP Europe 30 returns from year to year and by comparing average annual total returns of ProFund VP Europe 30 to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Europe 30 or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Europe 30 for one quarter was 20.35% (quarter ended December 31, 2003) and the lowest return was –21.54% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Europe 30	17.51%	8.38%	2.74%	10/18/99
ProFunds Europe 30 Index (1)	15.56%	8.14%	2.24%
Dow Jones STOXX 50 Index (1)(2)	27.35%	11.87%	7.19%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (2) The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Europe 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.65%

Total Annual Fund Operating Expenses	1.65%
Fee Waivers/Reimbursements**	-0.02%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Europe 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Europe 30	$166	$518	$895	$1,953

30	< ProFund VP Europe 30

ProFund VP International

Investment Objective

ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Principal Investment Strategy

ProFund VP International invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the MSCI EAFE Index. ProFund VP International may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP International will have industry concentrations to approximately the same extent as its Index. The ProFund VP International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, and repurchase agreement risk.

For more information on ProFund VP International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP International. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%

Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP International	$163	$505

ProFund VP International >	31

ProFund VP Emerging Markets

Investment Objective

ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Principal Investment Strategy

ProFund VP Emerging Markets invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Bank of New York Emerging Markets 50 ADR Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics as the Index. ProFund VP Emerging Markets will employ leveraged investment techniques and may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Emerging Markets will have industry concentrations to approximately the same extent as its Index. The ProFund VP Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and small cap company investment risk.

In addition to the risks noted above, the ProFund VP Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed above under “Geographic Concentration Risk” and “Foreign Investment Risk” and “Foreign Currency Risk,” respectively) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Emerging Markets. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%

Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Emerging Markets	$163	$505

32	< ProFund VP Emerging Markets

ProFund VP Japan

Investment Objective

ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Since the Japanese markets are not open when ProFund VP Japan values its shares, ProFund VP Japan determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States related to the Nikkei 225 Stock Average.

The ProFund VP Japan seeks to provide a return consistent with an investment in the component equities in the Nikkei 225 Stock Average hedged to U.S. Dollars.

Principal Investment Strategy

ProFund VP Japan invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Nikkei 225 Stock Average (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Japan may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Japan are active investor risk, market risk, equity risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, geographic concentration risk, counterparty risk, credit risk, foreign investment risk, foreign currency risk, early close/trading halt risk and portfolio turnover risk.

The performance of ProFund VP Japan will depend heavily on how Japanese stock markets perform. When Japanese stock prices fall, investors should generally expect the value of their investment to fall as well. ProFund VP Japan is also subject to valuation time risk. ProFund VP Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Index. The Index is determined prior to the opening of the New York Stock Exchange. As a result, the daily performance correlation of ProFund VP Japan may vary significantly from the closing performance of the Index. However, ProFund Advisors believes that over time ProFund VP Japan’s performance will correlate highly with the movement of the Index.

For more information on ProFund VP Japan’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Japan by showing the variability of ProFund VP Japan returns from year to year and by comparing average annual total returns of ProFund VP Japan to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Japan or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Japan for one quarter was 19.29% (quarter ended September 30, 2005) and the lowest return was –9.43% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Japan	10.86%	10.13%	05/01/02
Nikkei 225 Stock Average – USD terms (1)	6.91%	11.47%
Nikkei 225 Stock Average – Local (yen) terms	7.91%	9.90%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Japan. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.66%

Total Annual Fund Operating Expenses	1.66%
Fee Waivers/Reimbursements**	-0.03%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Japan with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Japan	$166	$520	$899	$1,963

ProFund VP Japan >	33

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34

Ultra ProFunds VP may be appropriate for investors who:

>

believe that the value of a particular index will increase, and that by investing with the objective of doubling or increasing by one and one-half times the index’s daily return they will achieve superior results.

>	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

Ultra ProFunds VP

ProFund VP	Index	Daily Benchmark
UltraBull	S&P 500 Index	Double (200%)
UltraMid-Cap	S&P MidCap 400 Index	Double (200%)
UltraSmall-Cap	Russell 2000 Index	Double (200%)
UltraOTC	NASDAQ-100 Index	Double (200%)

Ultra ProFunds VP >	35

ProFund VP UltraBull

Investment Objective

ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

If ProFund VP UltraBull is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P 500 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP UltraBull takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. ProFund VP UltraBull will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraBull are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and volatility risk.

For more information on ProFund VP UltraBull’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The performance information set forth below (prior to May 1, 2003) was achieved during a period in which ProFund VP UltraBull pursued the investment goal of seeking daily investment results, before fees and expenses, that corresponded to one and one-half times (150%) the daily performance of the S&P 500 Index.

The bar chart below and table below provide an indication of the risks of investing in ProFund VP UltraBull by showing the variability of ProFund VP UltraBull returns from year to year and by comparing average annual total returns of ProFund VP UltraBull to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraBull or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraBull for one quarter was 26.27% (quarter ended June 30, 2003) and the lowest return was –26.90% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP UltraBull	23.06%	7.65%	1.53%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraBull. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.72%

Total Annual Fund Operating Expenses	1.72%
Fee Waivers/Reimbursements**	-0.09%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraBull with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP UltraBull	$166	$533	$925	$2,023

36	< ProFund VP UltraBull

ProFund VP UltraMid-Cap

Investment Objective

ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

If ProFund VP UltraMid-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the S&P MidCap 400 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP UltraMid-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraMid-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraMid-Cap are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and mid-cap company investment risk.

For more information on ProFund VP UltraMid-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP UltraMid-Cap by showing the variability of ProFund VP UltraMid-Cap returns from year to year and by comparing average annual total returns of ProFund VP UltraMid-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraMid-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraMid-Cap for one quarter was 36.00% (quarter ended June 30, 2003) and the lowest return was –11.14% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP UltraMid-Cap	10.64%	11.12%	05/01/02
S&P MidCap 400 Index (1)	10.32%	10.19%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraMid-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.70%

Total Annual Fund Operating Expenses	1.70%
Fee Waivers/Reimbursements**	-0.07%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraMid-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP UltraMid-Cap	$166	$529	$916	$2,003

ProFund VP UltraMid-Cap >	37

ProFund VP UltraSmall-Cap

Investment Objective

ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

If ProFund VP UltraSmall-Cap is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Russell 2000 Index when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP UltraSmall-Cap invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraSmall-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraSmall-Cap are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and small-cap company investment risk.

For more information on ProFund VP UltraSmall-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP UltraSmall-Cap by showing the variability of ProFund VP UltraSmall-Cap returns from year to year and by comparing average annual total returns of ProFund VP UltraSmall-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraSmall-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraSmall-Cap for one quarter was 48.25% (quarter ended June 30, 2003) and the lowest return was –39.45% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Year	Since Inception	Inception Date
ProFund VP UltraSmall-Cap	26.05%	13.54%	7.01%	10/18/99
Russell 2000 Index (1)	18.44%	11.45%	11.00%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraSmall-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Fund Operating Expenses	1.67%
Fee Waivers/Reimbursements**	-0.04%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraSmall-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the

Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP UltraSmall-Cap	$166	$523	$904	$1,973

38	< ProFund VP UltraSmall-Cap

ProFund VP UltraOTC

Investment Objective

ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraOTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the NASDAQ-100 Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP UltraOTC takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities traded on NASDAQ or other over-the-counter market and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraOTC will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraOTC are active investor risk, market risk, equity risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, counterparty risk, credit risk, early close/trading halt risk , portfolio turnover risk and technology investment risk.

For more information on ProFund VP UltraOTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP UltraOTC by showing the variability of ProFund VP UltraOTC returns from year to year and by comparing average annual total returns of ProFund VP UltraOTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP UltraOTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP UltraOTC for one quarter was 71.28% (quarter ended December 31, 2001) and the lowest return was –61.84% (quarter ended September 30, 2001).

Average Annual Total Returns As of December 31, 2006	One Year	Five Year	Since Inception	Inception Date
ProFund VP UltraOTC	4.93%	-6.22%	-23.68%	10/18/99
NASDAQ-100 Index (1)	7.30%	2.49%	-3.81%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraOTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.69%

Total Annual Fund Operating Expenses	1.69%
Fee Waivers/Reimbursements**	-0.06%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraOTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP UltraOTC	$166	$527	$912	$1,993

ProFund VP UltraOTC >	39

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40

Inverse ProFunds VP may be appropriate for investors who:

>	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.
>	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

Inverse ProFunds VP

ProFund VP	Index	Daily Benchmark
Bear	S&P 500 Index	100% of the Inverse
Short Mid-Cap	S&P MidCap 400 Index	100% of the Inverse
Short Small-Cap	Russell 2000 Index	100% of the Inverse
Short Dow 30	Dow Jones Industrial Average	100% of the Inverse
Short OTC	NASDAQ-100 Index	100% of the Inverse
Short International	Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	100% of the Inverse
Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse
UltraShort Dow 30	Dow Jones Industrial Average	200% of the Inverse
UltraShort OTC	NASDAQ-100 Index	200% of the Inverse

Inverse ProFunds VP >	41

ProFund VP Bear

Investment Objective

ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

If ProFund VP Bear is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P 500 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Bear takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500 Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Bear are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and leverage risk.

For more information on ProFund VP Bear’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Bear by showing the variability of ProFund VP Bear returns from year to year and by comparing average annual total returns of ProFund VP Bear to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Bear or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Bear for one quarter was 17.66% (quarter ended September 30, 2002) and the lowest return was –13.96% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Bear	-7.50%	-5.70%	-2.28%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Bear. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.69%

Total Annual Fund Operating Expenses	1.69%
Fee Waivers/Reimbursements**	-0.06%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Bear with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Bear	$166	$527	$912	$1,993

42	< ProFund VP Bear

ProFund VP Short Mid-Cap

Investment Objective

ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

If ProFund VP Short Mid-Cap is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the S&P MidCap 400 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Mid-Cap invests in financial instruments that should have similar daily return characteristics as the inverse of the S&P MidCap 400. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Mid-Cap are active investor risk, counterparty risk, credit risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, leverage risk, credit risk, counterparty risk, early close/trading halt risk, portfolio turnover risk and mid-cap company investment risk.

For more information on ProFund VP Short Mid-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Short Mid-Cap by showing the variability of ProFund VP Short Mid-Cap returns from year to year and by comparing average annual total returns of ProFund VP Short Mid-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Short Mid-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Short Mid-Cap for one quarter was 4.63% (quarter ended June 30, 2006) and the lowest return was –5.95% (quarter ended March 31, 2006).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Short Mid-Cap	-3.64%	-7.54%	11/22/04
S&P MidCap 400 Index (1)	10.32%	13.47%

(1)

Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Mid-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.80%

Total Annual Fund Operating Expenses	1.80%
Fee Waivers/Reimbursements**	-0.17%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Mid-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Short Mid-Cap	$166	$550	$959	$2,102

ProFund VP Short Mid-Cap >	43

ProFund VP Short Small-Cap

Investment Objective

ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

If ProFund VP Short Small-Cap is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Russell 2000 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Small-Cap invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Small-Cap are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and small-cap company investment risk.

For more information on ProFund VP Short Small-Cap’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Short Small-Cap by showing the variability of ProFund VP Short Small-Cap returns from year to year and by comparing average annual total returns of ProFund VP Short Small-Cap to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Short Small-Cap or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Short Small-Cap for one quarter was 7.75% (quarter ended September 30, 2004) and the lowest return was –19.07% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Short Small-Cap	-11.73%	-15.24%	09/03/02
Russell 2000 Index (1)	18.44%	19.94%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Small-Cap. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.66%

Total Annual Fund Operating Expenses	1.66%
Fee Waivers/Reimbursements**	-0.03%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Small-Cap with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Short Small-Cap	$166	$520	$899	$1,963

44	< ProFund VP Short Small-Cap

ProFund VP Short Dow 30

Investment Objective

ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If ProFund VP Short Dow 30 is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

ProFund VP Short Dow 30 takes positions in financial instruments that should have similar daily return characteristics as the inverse of the DJIA. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the DJIA. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Dow 30 are market risk, equity risk, counterparty risk, credit risk, concentration risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, early close/trading halt risk, portfolio turnover risk and leverage risk.

For more information on ProFund VP Short Dow 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP Short Dow 30 commenced investment operations May 1, 2006. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Dow 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	1.25%

Total Annual Fund Operating Expenses	2.25%
Fee Waivers/Reimbursements**	-0.62%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Dow 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Short Dow 30	$166	$644	$1,148	$2,537

ProFund VP Short Dow 30 >	45

ProFund VP Short OTC

Investment Objective

ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP Short OTC is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short OTC takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with similar economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short OTC are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk.

For more information on ProFund VP Short OTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Short OTC by showing the variability of ProFund VP Short OTC returns from year to year and by comparing average annual total returns of ProFund VP Short OTC to a broad measure of market performance. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Short OTC or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Short OTC for one quarter was 9.40% (quarter ended March 31, 2005) and the lowest return was –16.46% (quarter ended June 30, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Short OTC	-1.31%	-9.83%	05/01/02
NASDAQ-100 Index (1)	7.30%	7.58%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.67%

Total Annual Fund Operating Expenses	1.67%
Fee Waivers/Reimbursements**	-0.04%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Short OTC	$166	$523	$904	$1,973

46	< ProFund VP Short OTC

ProFund VP Short International

Investment Objective

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

If ProFund VP Short International ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the daily performance of the related futures contracts when they rise on a given day.

Principal Investment Strategy

ProFund VP Short International takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the daily performance of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on ProFund VP Short International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP Short International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short International. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%

Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Short International	$163	$505

ProFund VP Short International >	47

ProFund VP Short Emerging Markets

Investment Objective

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

If ProFund VP Short Emerging Markets ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Bank of New York Emerging Markets 50 ADR Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Emerging Markets takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the daily performance of the Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. ProFund VP Short Emerging Markets will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and small-cap company investment risk.

In addition to the risks noted above, the ProFund VP Short Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed above under “Geographic Concentration Risk” and “Foreign Investment Risk” and “Foreign Currency Risk,” respectively) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Short Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP Short Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Emerging Markets. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses*	0.60%

Total Annual Fund Operating Expenses	1.60%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Short Emerging Markets	$163	$505

48	< ProFund VP Short Emerging Markets

ProFund VP UltraShort Dow 30

Investment Objective

ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).

If ProFund VP UltraShort Dow 30 is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the DJIA when the DJIA declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the DJIA when the DJIA rises on a given day.

Principal Investment Strategy

ProFund VP UltraShort Dow 30 takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the DJIA. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the DJIA. ProFund VP UltraShort Dow 30 will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort Dow 30 are market risk, equity risk, counterparty risk, credit risk, concentration risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, short sale risk, early close/trading halt risk, portfolio turnover risk and volatility risk.

For more information on ProFund VP UltraShort Dow 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP UltraShort Dow 30 commenced investment operations September 14, 2006. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort Dow 30. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort Dow 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP UltraShort Dow 30	$166	$531

ProFund VP UltraShort Dow 30 >	49

ProFund VP UltraShort OTC

Investment Objective

ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

If ProFund VP UltraShort OTC is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the NASDAQ-100 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day. “OTC” in the name of ProFund VP UltraShort OTC refers to securities that do not trade on a U.S. securities exchange registered under the Securities Exchange Act of 1934.

Principal Investment Strategy

ProFund VP UltraShort OTC takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. ProFund VP UltraShort OTC will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort OTC are active investor risk, market risk, equity risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, short sale risk, volatility risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk.

For more information on ProFund VP UltraShort OTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

ProFund VP UltraShort OTC commenced investment operations September 14, 2006. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort OTC. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.68%

Total Annual Fund Operating Expenses	1.68%
Fee Waivers/Reimbursements**	-0.05%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort OTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP UltraShort OTC	$166	$525

50	< ProFund VP UltraShort OTC

Sector ProFunds VP may be appropriate for investors who:

>	desire to add investments in economic sectors or industry groups with perceived above-average growth potential.
>	actively rotate their investments to perceived strong sectors or industry groups and out of perceived weak sectors or industry groups as market and economic conditions change.
>	want to gain investment exposure to a particular economic sector or industry group of the U.S. or global economy.

Sector ProFunds VP

ProFund VP	Index	Daily Benchmark
Banks	Dow Jones U.S. Banks Index	Match (100%)
Basic Materials	Dow Jones U.S. Basic Materials Index	Match (100%)
Biotechnology	Dow Jones U.S. Biotechnology Index	Match (100%)
Consumer Goods	Dow Jones U.S. Consumer Goods Index	Match (100%)
Consumer Services	Dow Jones U.S. Consumer Services Index	Match (100%)
Financials	Dow Jones U.S. Financials Index	Match (100%)
Health Care	Dow Jones U.S. Health Care Index	Match (100%)
Industrials	Dow Jones U.S. Industrials Index	Match (100%)
Internet	Dow Jones Composite Internet Index	Match (100%)
Oil & Gas	Dow Jones U.S. Oil & Gas Index	Match (100%)
Pharmaceuticals	Dow Jones U.S. Pharmaceuticals Index	Match (100%)
Precious Metals	Dow Jones Precious Metals Index	Match (100%)
Real Estate	Dow Jones U.S. Real Estate Index	Match (100%)
Semiconductor	Dow Jones U.S. Semiconductors Index	Match (100%)
Technology	Dow Jones U.S. Technology Index	Match (100%)
Telecommunications	Dow Jones U.S. Telecommunications Index	Match (100%)
Utilities	Dow Jones U.S. Utilities Index	Match (100%)

Sector ProFunds VP >	51

ProFund VP Banks

Investment Objective

ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Principal Investment Strategy

ProFund VP Banks invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Banks Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Banks may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Banks will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Banks are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Banks is also subject to risks faced by companies in the banking industry, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns); severe price competition; and newly enacted laws expected to result in increased inter-industry consolidation and competition. Further, stocks in the Index may under-perform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Banks’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Banks by showing the variability of ProFund VP Banks returns from year to year and by comparing average annual total returns of ProFund VP Banks to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Banks or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

During the period covered in the bar chart, the highest return on shares of ProFund VP Banks for one quarter was 17.71% (quarter ended June 30, 2003) and the lowest return was –6.66% (quarter ended March 31, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Banks	15.41%	8.18%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Banks Index (1)	17.70%	10.75%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Banks. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.77%

Total Annual ProFund Operating Expenses	1.77%
Fee Waivers/Reimbursements**	-0.14%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFundVP Banks with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Banks	$166	$544	$946	$2,072

52	< ProFund VP Banks

ProFund VP Basic Materials

Investment Objective

ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Principal Investment Strategy

ProFund VP Basic Materials invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Basic Materials Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Basic Materials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments ProFund VP Basic Materials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Basic Materials are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Basic Materials is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Basic Materials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Basic Materials by showing the variability of ProFund VP Basic Materials returns from year to year and by comparing average annual total returns of ProFund VP Basic Materials to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Basic Materials or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Basic Materials for one quarter was 22.24% (quarter ended December 31, 2003) and the lowest return was –9.42% (quarter ended June 30, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Basic Materials	15.48%	8.56%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Basic Materials Index (1)	17.63%	11.38%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Basic Materials. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.73%

Total Annual Fund Operating Expenses	1.73%
Fee Waivers/Reimbursements**	-0.10%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Basic Materials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Basic Materials	$166	$535	$929	$2,033

ProFund VP Basic Materials >	53

ProFund VP Biotechnology

Investment Objective

ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Principal Investment Strategy

ProFund VP Biotechnology invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Biotechnology Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Biotechnology may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Biotechnology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Biotechnology are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Biotechnology is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Biotechnology’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Biotechnology by showing the variability of ProFund VP Biotechnology returns from year to year and by comparing average annual total returns of ProFund VP Biotechnology to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Biotechnology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Biotechnology for one quarter was 22.16% (quarter ended June 30, 2003) and the lowest return was –30.80% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Biotechnology	-4.10%	1.85%	-1.22%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	1.15%
Dow Jones U.S. Biotechnology Index (1)	-2.45%	4.20%	1.09%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Biotechnology. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.77%

Total Annual Fund Operating Expenses	1.77%
Fee Waivers/Reimbursements**	-0.14%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Biotechnology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Biotechnology	$166	$544	$946	$2,072

54	< ProFund VP Biotechnology

ProFund VP Consumer Goods

Investment Objective

ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Principal Investment Strategy

ProFund VP Consumer Goods invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Consumer Goods Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Consumer Goods may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Consumer Goods will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Consumer Goods are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Consumer Goods is also subject to risks faced by companies in the consumer goods industry, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Goods’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Consumer Goods by showing the variability of ProFund VP Consumer Goods returns from year to year and by comparing average annual total returns of ProFund VP Consumer Goods to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Consumer Goods or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Consumer Goods for one quarter was 13.69% (quarter ended June 30, 2003) and the lowest return was –8.23% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Consumer Goods	12.62%	4.27%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Consumer Goods Index (1)	14.92%	6.84%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Consumer Non-Cyclical Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Goods. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.84%

Total Annual ProFund Operating Expenses	1.84%
Fee Waivers/Reimbursements**	-0.21%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Goods with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Consumer Goods	$166	$558	$976	$2,141

ProFund VP Consumer Goods >	55

ProFund VP Consumer Services

Investment Objective

ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Principal Investment Strategy

ProFund VP Consumer Services invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Consumer Services Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Consumer Services may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Consumer Services will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Consumer Services are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Consumer Services is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Consumer Services’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Consumer Services by showing the variability of ProFund VP Consumer Services returns from year to year and by comparing average annual total returns of Pro Fund VP Consumer Services to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Consumer Services or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Consumer Services for one quarter was 16.78% (quarter ended June 30, 2003) and the lowest return was –4.33% (quarter ended March 31, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Consumer Services	12.00%	1.41%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Consumer Services Index (1)	14.36%	5.00%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Consumer Cyclical Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Consumer Services. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	1.16%

Total Annual ProFund Operating Expenses	2.16%
Fee Waivers/Reimbursements**	-0.53%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Consumer Services with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Consumer Services	$166	$625	$1,111	$2,451

56	< ProFund VP Consumer Services

ProFund VP Financials

Investment Objective

ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Principal Investment Strategy

ProFund VP Financials invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Financials Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Financials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Financials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Financials are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Financials is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Financials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart below and table below provide an indication of the risks of investing in ProFund VP Financials by showing the variability of ProFund VP Financials returns from year to year and by comparing average annual total returns of ProFund VP Financials to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Financials or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Financials for one quarter was 17.19% (quarter ended June 30, 2003) and the lowest return was –16.33% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Financials	17.35%	8.13%	5.58%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Financials Index (1)	19.42%	10.81%	8.40%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Financial Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Financials. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.72%

Total Annual Fund Operating Expenses	1.72%
Fee Waivers/Reimbursements**	-0.09%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Financials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Financials	$166	$533	$925	$2,023

ProFund VP Financials >	57

ProFund VP Health Care

Investment Objective

ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Principal Investment Strategy

ProFund VP Health Care invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Health Care Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Health Care may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Health Care will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Health Care are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Health Care is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Health Care’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Health Care by showing the variability of ProFund VP Health Care returns from year to year and by comparing average annual total returns of ProFund VP Health Care to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Health Care or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Health Care for one quarter was 10.74% (quarter ended June 30, 2003) and the lowest return was –17.31% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Health Care	5.25%	0.73%	-0.29%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Health Care Index (1)	6.88%	2.74%	1.72%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Healthcare Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Health Care. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.72%

Total Annual Fund Operating Expenses	1.72%
Fee Waivers/Reimbursements**	-0.09%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Health Care with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Health Care	$166	$533	$925	$2,023

58	< ProFund VP Health Care

ProFund VP Industrials

Investment Objective

ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Principal Investment Strategy

ProFund VP Industrials invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Industrials Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Industrials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Industrials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Industrials are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Industrials is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Industrials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Industrials by showing the variability of ProFund VP Industrials returns from year to year and by comparing average annual total returns of ProFund VP Industrials to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Industrials or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Industrials for one quarter was 14.97% (quarter ended June 30, 2003) and the lowest return was –6.11% (quarter ended March 31, 2003).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Industrials	11.66%	6.35%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Industrials Index (1)	13.87%	9.39%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Industrials Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Industrials. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.87%

Total Annual ProFund Operating Expenses	1.87%
Fee Waivers/Reimbursements**	-0.24%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Industrials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Industrials	$166	$565	$989	$2,171

ProFund VP Industrials >	59

ProFund VP Internet

Investment Objective

ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

Principal Investment Strategy

ProFund VP Internet invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones Composite Internet Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Internet may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Internet will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Internet are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk.

In addition to the risks noted above, ProFund VP Internet is also subject to risks faced by companies in the Internet sector, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Internet’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Internet by showing the variability of ProFund VP Internet returns from year to year and by comparing average annual total returns of ProFund VP Internet to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Internet or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Internet for one quarter was 36.22% (quarter ended June 30, 2003) and the lowest return was –17.71% (quarter ended March 31, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Internet	1.36%	16.45%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones Composite Internet Index (1)	2.90%	19.49%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Internet. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.74%

Total Annual Fund Operating Expenses	1.74%
Fee Waivers/Reimbursements**	-0.11%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Internet with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Internet	$166	$537	$933	$2,043

60	< ProFund VP Internet

ProFund VP Oil & Gas

Investment Objective

ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Principal Investment Strategy

ProFund VP Oil & Gas invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Oil & Gas Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Oil & Gas may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Oil & Gas will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Oil & Gas are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Oil & Gas is also subject to risks faced by companies in the energy sector, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Oil & Gas’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Oil & Gas by showing the variability of ProFund VP Oil & Gas returns from year to year and by comparing average annual total returns of ProFund VP Oil & Gas to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Oil & Gas or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Oil & Gas for one quarter was 18.68% (quarter ended September 30, 2005) and the lowest return was –19.30% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Oil & Gas	20.63%	15.75%	11.75%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Oil & Gas Index (1)	22.77%	18.85%	14.80%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. The Index was renamed from the Dow Jones U.S. Energy Sector Index on December 17, 2004.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Oil & Gas. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.70%

Total Annual Fund Operating Expenses	1.70%
Fee Waivers/Reimbursements**	-0.07%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Oil & Gas with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Oil & Gas	$166	$529	$916	$2,003

ProFund VP Oil & Gas >	61

ProFund VP Pharmaceuticals

Investment Objective

ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Principal Investment Strategy

ProFund VP Pharmaceuticals invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Pharmaceuticals Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Pharmaceuticals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Pharmaceuticals will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Pharmaceuticals are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, foreign currency risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Pharmaceuticals is also subject to risks faced by companies in the pharmaceuticals industry, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Pharmaceuticals’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Pharmaceuticals by showing the variability of ProFund VP Pharmaceuticals returns from year to year and by comparing average annual total returns of ProFund VP Pharmaceuticals to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Pharmaceuticals or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Pharmaceuticals for one quarter was 11.72% (quarter ended September 30, 2006) and the lowest return was –9.40% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Pharmaceuticals	12.18%	-2.35%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Pharmaceuticals Index (1)	14.39%	-0.28%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Pharmaceuticals. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.72%

Total Annual Fund Operating Expenses	1.72%
Fee Waivers/Reimbursements**	-0.09%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Pharmaceuticals with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Pharmaceuticals	$166	$533	$925	$2,023

62	< ProFund VP Pharmaceuticals

ProFund VP Precious Metals

Investment Objective

ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Principal Investment Strategy

ProFund VP Precious Metals invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones Precious Metals Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Precious Metals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Precious Metals will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Precious Metals are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, foreign currency risk, foreign investment risk, geographic concentration risk, portfolio turnover risk and foreign investment risk.

In addition to the risks noted above, ProFund VP Precious Metals is also subject to risks faced by companies in the gold and silver mining industry, including: the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; securities prices may underperform those of other sectors and/or fixed income investments; and certain of the securities represented in the Index may be illiquid, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses.

For more information on ProFund VP Precious Metals’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Precious Metals by showing the variability of ProFund VP Precious Metals returns from year to year and by comparing average annual total returns of ProFund VP Precious Metals to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Precious Metals or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Please note that the performance information below reflects performance during periods when ProFund VP Precious Metals sought daily investment results, before fees and expenses, that corresponded to the Philadelphia Stock Exchange Gold/Silver Sector Index.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Precious Metals for one quarter was 20.97% (quarter ended September 30, 2005) and the lowest return was –18.22% (quarter ended June 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Precious Metals	7.36%	11.60%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index (1)(2)	9.88%	15.17%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations. (2) The ProFund VP Precious Metals’ benchmark changed from the Philadelphia Stock Exchange Gold/Silver Sector Index to the Dow Jones Precious Metals Index on June 18, 2004 to reflect a change to the Fund’s investment objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Precious Metals. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.68%

Total Annual Fund Operating Expenses	1.68%
Fee Waivers/Reimbursements**	-0.05%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Precious Metals with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Precious Metals	$166	$525	$908	$1,983

ProFund VP Precious Metals >	63

ProFund VP Real Estate

Investment Objective

ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Principal Investment Strategy

ProFund VP Real Estate invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Real Estate Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Real Estate may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Real Estate will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Real Estate are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Real Estate is also subject to risks faced by companies in the real estate industry, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a real estate investment trust (“REIT”) that fails to comply with the federal tax requirements affecting REITs would be subject to federal income taxation; and the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Real Estate’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Real Estate by showing the variability of ProFund VP Real Estate returns from year to year and by comparing average annual total returns of ProFund VP Real Estate to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Real Estate or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Real Estate for one quarter was 14.59% (quarter ended March 31, 2006) and the lowest return was –9.71% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Real Estate	32.49%	19.09%	17.55%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Real Estate Index (1)	35.50%	22.56%	20.99%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Real Estate. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.72%

Total Annual Fund Operating Expenses	1.72%
Fee Waivers/Reimbursements**	-0.09%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Real Estate with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Real Estate	$166	$533	$925	$2,023

64	< ProFund VP Real Estate

ProFund VP Semiconductor

Investment Objective

ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Principal Investment Strategy

ProFund VP Semiconductor invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Semiconductors Index (Index). Under normal circumstances, this ProFund commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Semiconductor may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Semiconductor will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Semiconductor are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk.

In addition to the risks noted above, ProFund VP Semiconductor is also subject to risks faced by companies in the semiconductor industry, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; securities prices may fluctuate widely due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Semiconductor’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Semiconductor by showing the variability of ProFund VP Semiconductor returns from year to year and by comparing average annual total returns of ProFund VP Semiconductor to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Semiconductor or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Semiconductor for one quarter was 25.22% (quarter ended June 30, 2003) and the lowest return was –23.05% (quarter ended September 30, 2004).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Semiconductor	-7.09%	-5.85%	05/01/02
S&P 500 Index (1)	15.80%	7.81%
Dow Jones U.S. Semiconductors Index (1)	-5.25%	-3.35%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Semiconductor. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.81%

Total Annual Fund Operating Expenses	1.81%
Fee Waivers/Reimbursements**	-0.18%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Semiconductor with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Semiconductor	$166	$552	$963	$2,112

ProFund VP Semiconductor >	65

ProFund VP Technology

Investment Objective

ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Principal Investment Strategy

ProFund VP Technology invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Technology Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Technology may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Technology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Technology are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, volatility risk, leverage risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and technology investment risk. Stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

In addition to the risks noted above, ProFund VP Technology is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Technology’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Technology by showing the variability of ProFund VP Technology and by comparing average annual total returns of ProFund VP Technology to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Technology or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Technology for one quarter was 21.41% (quarter ended December 31, 2002) and the lowest return was –27.58% (quarter ended June 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Technology	8.07%	-1.16%	-9.17%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Technology Index (1)	10.10%	1.41%	-6.77%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Technology. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.74%

Total Annual Fund Operating Expenses	1.74%
Fee Waivers/Reimbursements**	-0.11%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Technology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Technology	$166	$537	$933	$2,043

66	< ProFund VP Technology

ProFund VP Telecommunications

Investment Objective

ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Principal Investment Strategy

ProFund VP Telecommunications invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Telecommunications Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Telecommunications may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Telecommunications will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Telecommunications are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Telecommunications is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Telecommunications’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Telecommunications by showing the variability of ProFund VP Telecommunications returns from year to year and by comparing average annual total returns of ProFund VP Telecommunications to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Telecommunications or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Telecommunications for one quarter was 34.64% (quarter ended December 31, 2002) and the lowest return was –26.49% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Telecommunications	34.28%	-1.59%	-6.67%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Telecommunications Index (1)	36.83%	1.84%	-3.18%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Telecommunications. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Telecommunications with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Telecommunications	$166	$531	$921	$2,013

ProFund VP Telecommunications >	67

ProFund VP Utilities

Investment Objective

ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Principal Investment Strategy

ProFund VP Utilities invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Utilities Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Utilities may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Utilities will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Utilities are active investor risk, market risk, equity risk, concentration risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk, volatility risk and leverage risk.

In addition to the risks noted above, ProFund VP Utilities is also subject to risks faced by companies in the utilities economic sector, including: review and limitation of rates by governmental regulatory commissions; the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

For more information on ProFund VP Utilities’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Utilities by showing the variability of ProFund VP Utilities returns from year to year and by comparing average annual total returns of ProFund VP Utilities to a broad measure of market performance and to the Fund’s benchmark index. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Utilities or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Returns as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Utilities for one quarter was 18.69% (quarter ended June 30, 2003) and the lowest return was –20.47% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2006	One Year	Five Years	Since Inception	Inception Date
ProFund VP Utilities	19.22%	8.54%	3.69%	01/22/01
S&P 500 Index (1)	15.80%	6.19%	2.66%
Dow Jones U.S. Utilities Index (1)	21.28%	11.30%	6.34%

(1)	Reflects no deduction for fees or expenses. Adjusted to reflect the reinvestment of dividends paid by companies in the index. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Utilities. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.71%

Total Annual Fund Operating Expenses	1.71%
Fee Waivers/Reimbursements**	-0.08%

Total Net Annual Fund Operating Expenses	1.63%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.63% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Utilities with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Utilities	$166	$531	$921	$2,013

68	< ProFund VP Utilities

ProFund VP U.S. Government Plus may be appropriate for investors who:

>	expect the price on the most recently issued 30-year U.S. Treasury Bond to increase.

ProFund VP Rising Rates Opportunity® may be appropriate for investors who:

>	expect the price on the most recently issued 30-year U.S. Treasury Bond to decrease.
>	are attempting to hedge the value of a diversified portfolio of high grade and/or government bonds from a market downturn they anticipate.

ProFund VP Falling U.S. Dollar may also be appropriate for investors who:

>	expect the value of the dollar to fall relative to the foreign currencies represented in the U.S. Dollar Index.®

Non-Equity ProFunds VP

ProFund VP	Security	Daily Benchmark
U.S. Government Plus	Most recently issued 30-year U.S. Treasury Bond	125%
Rising Rates Opportunity	Most recently issued 30-year U.S. Treasury Bond	125% of the Inverse
Falling U.S. Dollar	U.S. Dollar Index®	125% of the Inverse

Non-Equity ProFunds VP >	69

ProFund VP U.S. Government Plus

Investment Objective

ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest rates rise. If ProFund VP U.S. Government Plus is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day.

Principal Investment Strategy

ProFund VP U.S. Government Plus invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund VP commits at least 80% of its assets to U.S. Government securities and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP U.S. Government Plus will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in ProFund VP U.S. Government Plus are active investor risk, market risk, debt instrument risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and volatility risk.

An investment in ProFund VP U.S. Government Plus is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on ProFund VP U.S. Government Plus’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP U.S. Government Plus by showing the variability of ProFund VP U.S. Government Plus returns from year to year and by comparing average annual total returns of ProFund VP U.S. Government Plus to a broad measure of market performance and to the Long Bond. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP U.S. Government Plus or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP U.S. Government Plus for one quarter was 11.75% (quarter ended June 30, 2005) and the lowest return was –8.45% (quarter ended March 31, 2006).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP U.S. Government Plus	-4.52%	5.48%	05/01/02
Lehman Brothers U.S. Treasury Long-Term Index (1)	0.79%	6.34%
30-year U.S. Treasury Bond (2)	-1.16%	7.01%

(1)	The Lehman Brothers U.S. Treasury: Long-Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. Reflects no deduction for fees or expenses. Since Inception returns are calculated from the date the Fund commenced operations. (2) Reflects no deduction for fees or expenses. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP U.S. Government Plus.

The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.62%

Total Annual Fund Operating Expenses	1.37%
Fee Waivers/Reimbursements**	-0.04%

Total Net Annual Fund Operating Expenses	1.33%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.33% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP U.S. Government Plus with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP U.S. Government Plus	$135	$430	$746	$1,643

70	< ProFund VP U.S. Government Plus

ProFund VP Rising Rates Opportunity

Investment Objective

ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). In accordance with its stated objective, the net asset value of ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall and increase as interest rates rise.

If ProFund VP Rising Rates Opportunity is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily decrease in the price of the Long Bond on a given day. Conversely, its net asset value should lose approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Long Bond on a given day.

Principal Investment Strategy

ProFund VP Rising Rates Opportunity takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. ProFund VP Rising Rates Opportunity will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in ProFund VP Rising Rates Opportunity are active investor risk, market risk, debt instrument risk, inverse correlation risk, correlation risk, leverage risk, liquidity risk, aggressive investment technique risk, non-diversification risk, interest rate risk, short sale risk, counterparty risk, credit risk, early close/trading halt risk, portfolio turnover risk and volatility risk.

In addition, ProFund VP Rising Rates Opportunity is required to take short positions with respect to the Long Bond under which ProFund VP Rising Rates Opportunity is obligated to pay an amount equal to the current yield over the term of the transaction. Accordingly, ProFund VP Rising Rates Opportunity bears the risk that the costs of these positions will exceed other aspects of total return, which would cause ProFund VP Rising Rates Opportunity to lose value.

For more information on ProFund VP Rising Rates Opportunity’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Rising Rates Opportunity by showing the variability of ProFund VP Rising Rates Opportunity returns from year to year and by comparing average annual total returns of ProFund VP Rising Rates Opportunity to a broad measure of market performance and to the Long Bond. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Rising Rates Opportunity or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Rising Rates Opportunity for one quarter was 10.14% (quarter ended March 31, 2006) and the lowest return was –10.69% (quarter ended June 30, 2005).

Average Annual Total Returns As of December 31, 2006	One Year	Since Inception	Inception Date
ProFund VP Rising Rates Opportunity	10.15%	-7.28%	05/01/02
Lehman Brothers U.S. Treasury:	0.79%	6.34%
30-year U.S. Treasury Bond (2)	-1.16%	7.01%

(1)	The Lehman Brothers U.S. Treasury: Long-Term Total Return Index is a unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. Reflects no deduction for fees or expenses Since Inception returns are calculated from the date the Fund commenced operations. (2) Reflects no deduction for fees or expenses. Total return is calculated assuming reinvestment of coupon payments. Since Inception returns are calculated from the date the Fund commenced operations.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Rising Rates Opportunity. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.61%

Total Annual Fund Operating Expenses	1.61%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses. Other Expenses and Total Annual Fund Operating Expenses, which are as of December 31, 2006, have been restated to reflect subsequent changes in the contractual amounts of certain administrative services fees.

Example: This example is intended to help you compare the cost of investing in ProFund VP Rising Rates Opportunity with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Rising Rates Opportunity	$164	$508	$876	$1,911

ProFund VP Rising Rates Opportunity >	71

ProFund VP Falling U.S. Dollar

Investment Objective

ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index® (USDX).

If ProFund VP Falling U.S. Dollar is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the US Dollar Index® on a given day. Generally, a decline in the Index represents a decrease in the value of the U.S. dollar versus the foreign currencies represented in the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index on a given day. Generally, an increase in the Index represents an increase in the value of the U.S. dollar versus the foreign currencies represented in the Index.

Principal Investment Strategy

ProFund VP Falling U.S. Dollar takes positions directly in financial instruments that, in combination, should have similar daily return characteristics as inverse of the US Dollar Index®. ProFund VP Falling U.S. Dollar’s assets will have significant exposure to foreign (non-U.S.) “hard currencies.” “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund may invest significantly in either foreign-denominated money market instruments or forward swaps and futures combined with dollar-denominated debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Falling U.S. Dollar are aggressive investment technique risk, active investor risk, market risk, interest rate risk, correlation risk, credit risk, exchange rate risk, foreign currency risk, foreign money market instruments risk, inverse correlation risk, geographic concentration risk, liquidity risk, non-diversification risk and repurchase agreement risk.

ProFund VP Falling U.S. Dollar is not guaranteed to achieve its investment objective, and an investment in ProFund VP Falling U.S. Dollar could lose money. ProFund VP Falling U.S. Dollar is not a complete investment program.

For more information on ProFund VP Falling U.S. Dollar’s investment strategies and risks, including a description of the terms in bold, please refer to “Strategies and Risks” on page 7.

Fund Performance

ProFund VP Falling U.S. Dollar has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Falling U.S. Dollar.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses**	0.60%

Total Annual ProFund Operating Expenses	1.60%

*	The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which could have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.
**	Other expenses are based on estimated amounts for the current fiscal year.

Example: This example is intended to help you compare the cost of investing in ProFund VP Falling U.S. Dollar with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
ProFund VP Falling U.S. Dollar	$163	$505

72	< ProFund VP Falling U.S. Dollar

ProFund VP Money Market

Investment Objective

ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

Principal Investment Strategy

ProFund VP Money Market may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. ProFund VP Money Market may also invest in asset-backed securities.

In order to maintain a stable share price, it maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in ProFund VP Money Market are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. ProFund VP Money Market also may invest in securities that have features that reduce their effective maturities to 397 days or less on their purchase date. ProFund VP Money Market buys U.S. Government debt obligations, money market instruments and other debt obligations that at the time of purchase:

>	have received the highest short-term rating from two nationally recognized statistical rating organizations;
>	have received the highest short-term rating from one rating organization (if only one organization rates the security);
>	if unrated, are determined to be of similar quality by ProFund Advisors; or
>	have no short-term rating, but are rated in the three highest long-term rating categories, or are determined to be of similar quality by ProFund Advisors.

Because many of the principal investments of ProFund VP Money Market are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks. ProFund VP Money Market may invest in other types of instruments, as described in the Statement of Additional Information.

Principal Risk Considerations

The principal risks of investing in ProFund VP Money Market are market risk, interest rate risk, debt instrument risk, active investor risk and credit risk. In addition, ProFund VP Money Market is also subject to the following risks:

>

Credit Risk: A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The ProFund VP Money Market only buys high quality securities with minimal credit risk. Also the ProFund VP Money Market primarily buys securities with remaining maturities 13 months or less. This reduces the risk that the issuer’s creditworthiness will change or that the issuer will default on the principal and interest payments of the obligation.

>

Security Selection Risk: While ProFund VP Money Market invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities, selected will not perform as expected. This could cause ProFund VP Money Market’s yield to lag behind those of similar money market funds.

>

Prepayment Risk: When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, ProFund VP Money Market may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce ProFund VP Money Market’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

>

Financial Services Industry Concentration Risk: Because ProFund VP Money Market may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

An investment in ProFund VP Money Market is not a deposit in a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While ProFund VP Money Market seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that ProFund VP Money Market will do so, and you could lose money by investing in this ProFund VP.

For more information on ProFund VP Money Market’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 7.

Fund Performance

The bar chart and table below provide an indication of the risks of investing in ProFund VP Money Market by showing the variability of ProFund VP Money Market returns from year to year. The information does not reflect charges and fees associated with a separate account that invests in ProFund VP Money Market or any insurance contract for which it is an investment option. The charges and fees will reduce returns. Past performance is no guarantee of future results.

Annual Return as of December 31 each year

During the period covered in the bar chart, the highest return on shares of ProFund VP Money Market for one quarter was 1.00% (quarter ended September 30, 2006) and the lowest return was 0.00% (quarter ended September 30, 2002).

Average Annual Total Returns As of December 31, 2005	One Year	Five Years	Since Inception	Inception Date
ProFund VP Money Market	3.68%	1.17%	1.14%	10/29/01

The 7-day yield (the income for the previous 7 days projected over a full year) for ProFund VP Money Market as of December 31, 2006 was 3.79%.

ProFund VP Money Market >	73

ProFund VP Money Market

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Money Market. The expenses shown do not reflect charges and fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Policy holders should consult the prospectus for their contract or policy.

Annual Fund Operating Expenses* (as a percentage of average daily net assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.33%

Total Annual Fund Operating Expenses	1.33%
Fee Waivers/Reimbursements**	-0.03%

Total Net Annual Fund Operating Expenses	1.30%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.
**	ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Operating Expenses, as a percentage of average daily net assets, exceed 1.30% through April 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProFund Advisors within three years of the waiver or reimbursement to the extent that recoupment will not cause the ProFund VP’s expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

Example: This example is intended to help you compare the cost of investing in ProFund VP Money Market with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. It does not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years
ProFund VP Money Market	$132	$418	$726	$1,599

74	< ProFund VP Money Market

General ProFunds VP Information

“Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order.”

General ProFunds VP Information >	75

General ProFunds VP Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the next computed net asset value (NAV) per share next determined after your transaction request is received in good order. Each ProFund VP determines its net asset value per share by taking the market value of the ProFund VP’s assets, subtracting any ProFund VP’s liabilities, and dividing that amount by the number of the ProFund VP’s outstanding shares.

Each ProFund VP (other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity) normally calculates its daily share price for each class of shares at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p. m. Eastern Time) every day the NYSE is open for business.

ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity normally calculate their daily share prices for each class of shares at the close of trading on the NYSE (normally 4:00 p. m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

To the extent a ProFund VP’s portfolio investments trade in markets on days when a ProFund VP is not open for business, the value of the ProFund VP’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund VP is open for business. If the exchange or market on which a ProFund VP’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds VP may close early on the day before certain holidays and the day after Thanksgiving. ProFund VP U.S. Government Plus ProFund and ProFund VP Rising Rates Opportunity may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity will cease taking transaction requests including requests to exchange to or from other ProFunds VP.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

Securities Industry and Financial Markets Association’s (formerly known as the Bond Market Association) (“SIFMA”) Proposed Early Close Schedule: On the following days in 2007, SIFMA has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 12; Friday, February 16; Friday, April 6 (10:30 a.m. close); Friday, May 25; Tuesday, July 3; Friday, August 31; Friday, October 5; Friday, November 9; Wednesday, November 21; Friday, November 23; Monday, December 24 and Monday, December 31. SIFMA may announce changes to this schedule or other early close dates from time to time. On such days, the ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before SIFMA’s proposed early close). A Fund may cease taking transaction requests including requests to exchange to or from other funds managed by the Advisor or affiliates of the Advisor on such days at the cut-off time.

A ProFund VP’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund VP’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund VP sold it. See the Statement of Additional Information for more details.

ProFund VP Money Market uses the amortized cost method to value its assets pursuant to procedures adopted by the Board of Trustees. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

Each of the ProFunds VP intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

ProFund Name	Dividends		Capital Gains Paid
	Accrued	Paid

VP Money Market	Daily	Monthly	Annually*

VP U.S. Government Plus	Daily	Monthly	Annually*

VP Real Estate	Quarterly	Quarterly	Annually*

All other ProFunds VP	Annually	Annually	Annually

*	ProFund VP Money Market, ProFund VP U.S. Government Plus and ProFund VP Real Estate reserve the right to include in a dividend any short-term capital gains on securities that they sell.

Each ProFund VP will reinvest distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. Certain investment strategies employed by certain ProFunds VP may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. ProFunds does not announce dividend distribution dates in advance. Each ProFund VP may declare additional capital gains distributions during a year.

ProFund VP Money Market may revise its policies, postpone the payment of dividends and interest, or take other actions in order to maintain a constant NAV.

76	< General ProFunds VP Information

General ProFunds VP Information

Purchasing and Redeeming Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Investors do not contact ProFunds VP directly to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

Payment for shares redeemed normally will be made within seven days of redemption. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash inadvisable, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment vehicles for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment vehicles might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution (12b-1) Plan Fees

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges. ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds VP, including compensating ProFunds Distributors, Inc. (the “Distributor”) and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund VP contained in this Prospectus. In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services.

A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds VP with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds VP on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund VP, all other ProFunds VP, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds VP and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds VP. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.

Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds VP and to encourage the sale of ProFund VP shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

If investment advisers, distributors or affiliates of mutual funds other than ProFunds VP make payments (including, without limitation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds VP) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor.

General ProFunds VP Information >	77

General ProFunds VP Information

For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

Service Fees

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to insurers, broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

Disclosure of Portfolio Holdings

A description of the ProFunds VP policies and procedures with respect to the disclosure of each ProFund VP’s portfolio securities is available in the ProFunds VP’s Statement of Additional Information.

Frequent Purchases and Redemptions of ProFund VP Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. The ProFunds VP impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund VP shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds VP may reject any purchase request for any reason.

As noted under “ProFunds VP Strategies and Risks — Discussion of Principal Risks — Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds. In addition, large movements of assets into and out of a Fund may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Tax Information

Each ProFund VP intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each ProFund VP qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of each ProFund VP will be either (i) participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts, or (ii) qualified pension or retirement plans. Under current law, the shareholders that are life insurance company “segregated asset accounts” will not be subject to income tax currently on income from the ProFund VP to the extent such income is applied to increase the values of VA Contracts and VLI Policies. The qualified pension or retirement plans qualify separately for exemption from tax on such income.

An insurance company separate account that funds variable life insurance contracts can “look through” a qualifying regulated investment company to determine its own diversification. Consequently, each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement or otherwise fails to qualify as a regulated investment company for any taxable year, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. In addition, if the IRS finds an impermissible level of “investor control” of ProFunds VP shares in connection with variable contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Code will no longer be available. Please see Statement of Additional Information for further discussion.

Investments in securities of foreign issuers may be subject to withholding and other taxes withheld at the source, including on dividend or interest payments. In that case, the Fund’s yield on those securities would be decreased.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

The discussion above is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

78	< General ProFunds VP Information

ProFunds Management

“The Board of Trustees is responsible for the general supervision of the Trust, including the ProFunds VP. The Trust’s officers are responsible for the day-to-day operations of the ProFunds VP.”

ProFunds Management >	79

ProFunds Management

Board Of Trustees And Officers

The ProFunds VP are series of ProFunds (the “Trust”), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust’s officers are responsible for day-to-day operations of the ProFunds VP.

Investment Adviser

ProFund Advisors LLC, (“ProFund Advisors”) located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides management services to the ProFunds VP. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP, except ProFund VP U.S. Government Plus, for which it is entitled to receive annual fees equal to 0.50% of the average daily net assets of such ProFund VP. ProFund Advisors bears the costs of providing advisory services. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the ProFunds VP is available in the Funds’ annual report to shareholders dated December 31, 2006. During the year ended December 31, 2006, each ProFund VP which had a full year of operations, paid ProFund Advisors fees in the following amounts (fees paid reflect the effect of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)	Net Amount
Bull	0.75%
Small-Cap	0.75%
OTC	0.75%
Large-Cap Value	0.75%
Large-Cap Growth	0.75%
Mid-Cap Value	0.72%
Mid-Cap Growth	0.75%
Small-Cap Value	0.74%
Small-Cap Growth	0.75%
Asia 30	0.75%
Europe 30	0.75%
Japan	0.74%
UltraBull	0.75%
UltraMid-Cap	0.75%
UltraSmall-Cap	0.75%
UltraOTC	0.75%
Bear	0.75%
Short Mid-Cap	0.66%
Short Small-Cap	0.75%
Short OTC	0.74%
Banks	0.69%
Basic Materials	0.74%
Biotechnology	0.72%
Consumer Goods	0.64%
Consumer Services	0.35%
Financials	0.71%
Health Care	0.75%
Industrials	0.64%
Internet	0.68%
Oil & Gas	0.72%
Pharmaceuticals	0.74%
Precious Metals	0.75%
Real Estate	0.73%
Semiconductor	0.70%
Technology	0.69%
Telecommunications	0.72%
Utilities	0.72%
U.S. Government Plus	0.50%
Rising Rates Opportunity	0.75%
Money Market	0.75%

ProFund VP Mid-Cap, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, UltraShort OTC, and ProFund VP Falling Dollar are new series and, accordingly, have not yet paid any advisory fees.

ProFund Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997- 2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund VP is managed by an investment team overseen by William E. Seale, Ph.D. and George O. Foster, CFA.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

George O. Foster, CFA, ProFund Advisors – Director of Portfolio since 2004; Senior Portfolio Manager from 2000 to 2004 and Portfolio Manager from 1999 to 2000. ProShare Advisors – Director of Portfolio since September 2007. Mr. Foster earned an M.B.A. from The George Washington University and a B.S. in Mechanical Engineering from Clarkson University. Mr. Foster holds the Chartered Financial Analyst (CFA) designation and is a member of the Washington Association of Money Managers.

80	< ProFunds Management

ProFunds Management

The following table summarizes the service and experience of the members of the investment teams with the most significant joint responsibility for the day-to-day management of the listed ProFunds VP or who will serve in such capacity when the relevant ProFund VP becomes effective:

ProFund VP: Bull, Small-Cap, Mid-Cap, Dow 30, OTC, Asia 30, Europe 30, International, Emerging Markets, Japan, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraOTC, Bear, Short Mid-Cap, Short Small-Cap, Short Dow 30 and Short OTC, Short International, Short Emerging Markets, UltraShort Dow 30, UltraShort OTC.

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Elisa Petit Senior Portfolio Manager	Since 03/2000	ProFund Advisors – Senior Portfolio Manager since May 2007; Team Leader since April 2002; and Portfolio Manager March 2000 – May 2007.
Howard Rubin, CFA Senior Portfolio Manager	Since 04/2000	ProFund Advisors – Senior Portfolio Manager since November 2004; and Portfolio Manager April 2000 – November 2004.
Erik G. Benke, CFA Associate Portfolio Manager	Since 01/2005	ProFund Advisors – Associate Portfolio Manager since January 2005. AIM Investments – Trader October 2001 – January 2005.
Ashwin Joshi Associate Portfolio Manager	Since 11/2006	ProFunds Advisors – Associate Portfolio Manager since July 2006. ETrade Global Asset Management – Portfolio Manager August 2001 – March 2005.
Rachel Ames Portfolio Analyst	Since 11/2006	ProFunds Advisors – Portfolio Analyst since May 2007; and Junior Portfolio Analyst June 2004 – May 2007. Ferris Baker Watts – Intern May 2003 – May 2004.
Eric C. Silverthorne Portfolio Analyst	Since 09/2007	ProFund Advisors – Portfolio Analyst since May 2007. Legg Mason Wood Walker Inc – Program Trader April 2005 – May 2007; and Research Sales Associate June 2000 – April 2005.

ProFund VP: Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, and all Sector ProFunds VP.

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Hratch Najarian Portfolio Manager	Since 04/2002	ProFund Advisors – Portfolio Manager since May 2007; Associate Portfolio Manager November 2004 – April 2007; Portfolio Analyst July 2003 – November 2004; and Junior Analyst April 2002 – July 2003.
Adam Croll Associate Portfolio Manager	Since 07/2005	ProFund Advisors – Associate Portfolio Manager since July 2005. SOL Capital Management – Analyst/Trader May 2001 – July 2005.

ProFund VP: U.S. Government Plus, Rising Rates Opportunity, Money Market

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Jeffrey Ploshnick Senior Portfolio Manager	Since 11/2006	ProFund Advisors – Senior Portfolio Manager since May 2007; and Portfolio Manager February 2001 – April 2007.
Ryan Dofflemeyer Associate Portfolio Manager	Since 11/2005	ProFund Advisors – Associate Portfolio Manager since August 2007; Junior Portfolio Analyst October 2003 – August 2007. Investment Company Institute – Research Assistant, September 2001 – October 2003.

Falling U.S. Dollar

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Elisa Petit Senior Portfolio Manager	Since 03/2000	ProFund Advisors – Senior Portfolio Manager since May 2007; Team Leader since April 2002; and Portfolio Manager March 2000 – May 2007.
Howard Rubin, CFA Senior Portfolio Manager	Since 04/2000	ProFund Advisors – Senior Portfolio Manager since November 2004; and Portfolio Manager April 2000 – November 2004.
Rachel Ames Portfolio Analyst	Since 11/2006	ProFunds Advisors – Portfolio Analyst since May 2007; and Junior Portfolio Analyst June 2004 – May 2007. Ferris Baker Watts – Intern May 2003 – May 2004.

The Statement of Additional Information provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds VP.

ProFunds Management >	81

ProFunds Management

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services. During the year ended December 31, 2006, each ProFund VP which had a full year of operations paid ProFund Advisors fees for management services in the following amounts (fees paid reflect the effect of expense limitation arrangements in place for the period):

Fees Paid (as a percentage of average daily net assets)	Net Amount
Bull	0.12%
Small-Cap	0.12%
OTC	0.12%
Large-Cap Value	0.11%
Large-Cap Growth	0.12%
Mid-Cap Value	0.11%
Mid-Cap Growth	0.12%
Small-Cap Value	0.12%
Small-Cap Growth	0.13%
Asia 30	0.12%
Europe 30	0.12%
Japan	0.12%
UltraBull	0.12%
UltraMid-Cap	0.12%
UltraSmall-Cap	0.12%
UltraOTC	0.12%
Bear	0.11%
Short Mid-Cap	0.09%
Short Small-Cap	0.10%
Short OTC	0.11%
Banks	0.10%
Basic Materials	0.12%
Biotechnology	0.12%
Consumer Goods	0.09%
Consumer Services	0.05%
Financials	0.11%
Health Care	0.11%
Industrials	0.10%
Internet	0.11%
Oil & Gas	0.11%
Pharmaceuticals	0.11%
Precious Metals	0.12%
Real Estate	0.11%
Semiconductor	0.12%
Technology	0.11%
Telecommunications	0.11%
Utilities	0.11%
U.S. Government Plus	0.12%
Rising Rates Opportunity	0.12%
Money Market	0.12%

ProFund VP Mid-Cap, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP ProFund VP UltraShort Dow 30, UltraShort OTC, and ProFund VP Falling Dollar are new series and, accordingly, have not yet paid any management fees.

82	< ProFunds Management

The following tables are intended to help you understand the financial history of each ProFund VP for the past five years (or since inception, if shorter).

No information is presented for ProFund VP Mid-Cap, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, ProFund VP Short Emerging Markets and ProFund VP Falling U.S. Dollar as these ProFunds VP are new series and were not open for investment as of December 31, 2006. Certain information reflects financial results of a single share. The total return information represents the rate of return and the per share operating performance that an investor would have earned (or lost) on an investment in a ProFund VP, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the financial statements of the ProFunds VP, appears in the Annual Report of the ProFunds VP which is readily available upon request.

Financial Highlights

Financial Highlights >	83

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Bull

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$28.27	$27.59	$25.72	$20.48	$26.94

Investment Activities:
Net investment income (loss)(a)	0.11	0.06	0.06	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	3.63	0.69	2.19	5.29	(6.42)

Total income (loss) from investment activities	3.74	0.75	2.25	5.24	(6.46)

Distributions to Shareholders From:
Net investment income	(0.08)	(0.07)	—	—	—
Net realized gains on investments	(1.53)	—	(0.38)	—	—

Total distributions	(1.61)	(0.07)	(0.38)	—	—

Net Asset Value, End of Period	$30.40	$28.27	$27.59	$25.72	$20.48

Total Return	13.66%	2.74%	8.83%	25.59%	(23.98)%

Ratios to Average Net Assets:
Gross expenses	1.70%	1.78%	1.78%	1.87%	1.91%
Net expenses	1.67%	1.78%	1.78%	1.87%	1.91%
Net investment income (loss)	0.38%	0.21%	0.22%	(0.24)%	(0.18)%

Supplemental Data:
Net assets, end of period (000’s)	$310,894	$297,546	$391,257	$223,123	$92,750
Portfolio turnover rate(b)	224%	273%	202%	392%	260%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

84	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Small-Cap

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$ 32.95	$35.93		$31.62	$22.15	$28.56

Investment Activities:
Net investment income (loss)(a)	0.17	—	(b)	(0.14)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	4.65	1.04		5.37	9.61	(6.25)

Total income (loss) from investment activities	4.82	1.04		5.23	9.47	(6.41)

Distributions to Shareholders From:
Net realized gains on investments	(0.53)	(4.02)		(0.92)	—	—

Net Asset Value, End of Period	$ 37.24	$32.95		$35.93	$31.62	$22.15

Total Return	14.75%	2.81%		16.74%	42.75%	(22.44)%

Ratios to Average Net Assets:
Gross expenses	1.59%	1.60%		1.61%	1.73%	1.97%
Net expenses	1.55%	1.60%		1.61%	1.73%	1.97%
Net investment income (loss)	0.47%	(0.01)%		(0.44)%	(0.52)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$119,948	$117,108		$147,828	$127,335	$38,612
Portfolio turnover rate(c)	53%	67%		161%	189%	527%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	85

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Dow 30

	For the period May 1, 2006(a) through December 31, 2006
Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)(b)	0.67
Net realized and unrealized gains (losses) on investments	3.59	(c)

Total income (loss) from investment activities	4.26

Net Asset Value, End of Period	$34.26

Total Return	14.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.69%
Net expenses(e)	1.63%
Net investment income (loss)(e)	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$6,032
Portfolio turnover rate(f)	6,548	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

86	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP OTC

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$15.01	$16.45		$15.79	$10.76	$17.53

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.18)		(0.12)	(0.22)	(0.23)
Net realized and unrealized gains (losses) on investments	0.98	0.18	(b)	1.42	5.25	(6.54)

Total income (loss) from investment activities	0.82	—		1.30	5.03	(6.77)

Distributions to Shareholders From:
Net realized gains on investments	—	(1.44)		(0.64)	—	—

Net Asset Value, End of Period	$15.83	$15.01		$16.45	$15.79	$10.76

Total Return	5.46%	0.18%		8.53%	46.75%	(38.62)%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.84%		1.87%	1.95%	2.03%
Net expenses	1.70%	1.84%		1.87%	1.95%	1.98%
Net investment income (loss)	(1.05)%	(1.21)%		(0.75)%	(1.68)%	(1.75)%

Supplemental Data:
Net assets, end of period (000’s)	$73,789	$90,330		$157,144	$154,003	$76,250
Portfolio turnover rate(c)	258%	387%		540%	510%	534%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	87

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Large-Cap Value

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the period May 3, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$34.26	$33.48		$30.00

Investment Activities:
Net investment income (loss)(b)	0.24	0.13		—	(c)
Net realized and unrealized gains (losses) on investments	6.09	0.94		3.48

Total income (loss) from investment activities	6.33	1.07		3.48

Distributions to Shareholders from:
Net investment income	(0.06)	—	(c)	—
Net realized gain on investments	(0.51)	(0.29)		—

Total distributions	(0.57)	(0.29)		—

Net Asset Value, End of Period	$40.02	$34.26		$33.48

Total Return	18.67%	3.21%		11.60%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.74%	2.00%		2.04%
Net expenses(e)	1.70%	1.98%		1.98%
Net investment income (loss)(e)	0.66%	0.40%		(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$156,784	$79,122		$4,922
Portfolio turnover rate(f)	277%	499%		1,352%	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

88	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Large-Cap Growth

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the period May 3, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$31.83	$31.61		$30.00

Investment Activities:
Net investment income (loss)(b)	(0.09)	(0.14)		0.04
Net realized and unrealized gains (losses) on investments	2.95	0.42		1.57

Total income (loss) from investment activities	2.86	0.28		1.61

Distributions to Shareholders From:
Net investment income	—	—	(c)	—
Net realized gains on investments	(0.41)	(0.06)		—

Total distributions	(0.41)	(0.06)		—

Net Asset Value, End of Period	$34.28	$31.83		$31.61

Total Return	9.06%	0.90%		5.37%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.76%	1.94%		3.06%
Net expenses(e)	1.73%	1.94%		1.98%
Net investment income (loss)(e)	(0.27)%	(0.43)%		0.18%

Supplemental Data:
Net assets, end of period (000’s)	$76,688	$83,512		$3,901
Portfolio turnover rate(f)	230%	635%		1,134%	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	89

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Mid-Cap Value

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.73	$34.87	$31.56	$23.25	$30.00

Investment Activities:
Net investment income (loss)(b)	0.13	0.01	(0.10)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	3.69	3.05	5.02	8.36	(6.73)

Total income (loss) from investment activities	3.82	3.06	4.92	8.31	(6.75)

Distributions to Shareholders From:
Net investment income	(0.01)		—	—	—
Net realized gains on investments	(6.08)	(3.20)	(1.61)	—	—

Total distributions	(6.09)	(3.20)	(1.61)	—	—

Net Asset Value, End of Period	$32.46	$34.73	$34.87	$31.56	$23.25

Total Return	12.30%	8.84%	15.96%	35.74%	(22.50)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.76%	1.87%	1.92%	2.08%	2.25%
Net expenses(d)	1.70%	1.87%	1.92%	1.98%	1.98%
Net investment income (loss)(d)	0.37%	0.02%	(0.30)%	(0.20)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$104,736	$99,606	$125,416	$50,575	$12,487
Portfolio turnover rate(e)	560%	964%	748%	1,012%	1,361%	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

90	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Mid-Cap Growth

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.84	$32.34	$29.80	$23.36	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.40)	(0.36)	(0.36)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	1.69	3.95	3.62	6.87	(6.43)

Total income (loss) from investment activities	1.29	3.59	3.26	6.52	(6.64)

Distributions to Shareholders From:
Net realized gains on investments	(1.51)	(1.09)	(0.72)	(0.08)	—

Net Asset Value, End of Period	$34.62	$34.84	$32.34	$29.80	$23.36

Total Return	3.98%	11.22%	11.08%	27.91%	(22.13)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%	1.89%	1.94%	2.02%	2.22%
Net expenses(d)	1.76%	1.89%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	(1.13)%	(1.07)%	(1.20)%	(1.31)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$67,116	$155,722	$75,078	$46,561	$15,064
Portfolio turnover rate(e)	685%	943%	792%	678%	1,594%	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	91

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Small-Cap Value

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$32.88	$33.54		$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)	(0.23)		(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	5.71	1.59	(c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	5.59	1.36		5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	(1.83)	(2.02)		(1.19)	—	—

Net Asset Value, End of Period	$36.64	$32.88		$33.54	$28.97	$21.51

Total Return	17.43%	4.00%		20.12%	34.68%	(28.30)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.79%	1.91%		1.95%	2.08%	2.45%
Net expenses(e)	1.75%	1.91%		1.95%	1.98%	1.98%
Net investment income (loss)(e)	(0.34)%	(0.69)%		(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$102,760	$62,820		$179,162	$147,174	$29,165
Portfolio turnover rate(f)	436%	573%		819%	906%	1,253%	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

92	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Small-Cap Growth

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$38.80	$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income/(loss)(b)	(0.51)	(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	3.31	3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	2.80	2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	(9.07)	—	(1.40)	—	—

Net Asset Value, End of Period	$32.53	$38.80	$36.08	$31.35	$23.34

Total Return	8.65%	7.54%	19.80%	34.32%	(22.20)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.79%	1.85%	1.90%	2.00%	2.20%
Net expenses(d)	1.77%	1.85%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	(1.31)%	(1.03)%	(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$81,479	$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate(e)	472%	585%	979%	785%	1,260%	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	93

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Asia 30

	For the year ended December 31, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$44.47		$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.07		0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	17.34		6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	17.41		7.27	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	(0.27)		(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—		—	(1.07)	—	—

Total distributions	(0.27)		(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$61.61		$44.47	$37.30	$38.76	$23.51

Total Return	39.29%		19.51%	(0.54)%	64.92%	(21.63)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.82%	1.86%	1.93%	2.03%
Net expenses(d)	1.68%	(e)	1.82%	1.86%	1.93%	1.98%
Net investment income (loss)(d)	0.13%		0.97%	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$182,177		$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate(f)	161%		256%	473%	831%	1,321%	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

94	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Europe 30

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$27.96	$28.28	$24.96	$18.01	$24.26

Investment Activities:
Net investment income (loss)(a)	0.64	0.13	0.03	0.05	0.07
Net realized and unrealized gains (losses) on investments	4.18	2.14	3.53	6.92	(6.32)

Total income (loss) from investment activities	4.82	2.27	3.56	6.97	(6.25)

Distributions to Shareholders From:
Net investment income	(0.12)	(0.04)	(0.03)	(0.02)	—
Net realized gains on investments	(0.67)	(2.55)	(0.21)	—	—

Total distributions	(0.79)	(2.59)	(0.24)	(0.02)	—

Net Asset Value, End of Period	$31.99	$27.96	$28.28	$24.96	$18.01

Total Return	17.51%	8.09%	14.32%	38.73%	(25.76)%

Ratios to Average Net Assets:
Gross expenses	1.69%	1.76%	1.78%	1.91%	2.03%
Net expenses	1.66%	1.76%	1.78%	1.91%	1.98%
Net investment income (loss)	2.12%	0.45%	0.12%	0.25%	0.33%

Supplemental Data:
Net assets, end of period (000’s)	$160,024	$120,469	$140,608	$142,019	$33,119
Portfolio turnover rate(b)	172%	230%	319%	376%	1,280%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	95

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Japan

	For the year ended December 31, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$39.15		$27.62	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss)(b)	1.10		0.49	(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	1.77	(c)	11.04	2.20	6.16	(7.90)

Total income (loss) from investment activities	2.87		11.53	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net investment income	(0.44)			—	—	—
Net realized gains on investments	(12.99)		—	(2.21)	—	—

Total distributions	(13.43)		—	(2.21)	—	—

Net Asset Value, End of Period	$28.59		$39.15	$27.62	$27.84	$21.96

Total Return	10.86%		41.78%	7.56%	26.78%	(26.80)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.83%	1.85%	1.95%	2.06%
Net expenses(e)	1.70%		1.83%	1.85%	1.95%	1.98%
Net investment income (loss)(e)	3.06%		1.52%	(0.72)%	(1.12)%	(0.85)%

Supplemental Data:
Net assets, end of period (000’s)	$68,027		$129,155	$27,659	$25,188	$3,072
Portfolio turnover rate(f)	—		—	—	—	—	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

96	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP UltraBull

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$20.65	$22.84	$22.19	$14.51	$22.71

Investment Activities:
Net investment income (loss)(a)	0.16	0.05	0.02	(0.05)	(0.08)
Net realized and unrealized gains (losses) on investments	4.40	0.49	3.55	7.73	(8.12)

Total income (loss) from investment activities	4.56	0.54	3.57	7.68	(8.20)

Distributions to Shareholders From:
Net investment income	(0.09)	(0.02)	—	—	—
Net realized gains on investments	(1.28)	(2.71)	(2.92)	—	—

Total distributions	(1.37)	(2.73)	(2.92)	—	—

Net Asset Value, End of Period	$23.84	$20.65	$22.84	$22.19	$14.51

Total Return	23.06%	2.61%	17.18%	52.93%	(36.11)%

Ratio to Average Net Assets:
Gross expenses	1.75%	1.88%	1.89%	2.07%	2.12%
Net expenses	1.72%	1.88%	1.89%	1.84%	1.98%
Net investment income (loss)	0.74%	0.24%	0.11%	(0.32)%	(0.46)%

Supplemental Data:
Net assets, end of period (000’s)	$70,430	$51,738	$96,514	$68,318	$42,288
Portfolio turnover rate(b)	1,411%	681%	830%	1,124%	1,249%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	97

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP UltraMid-Cap

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$37.93	$35.37	$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.13	(0.09)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	2.96	6.29	8.14	12.34	(12.59)

Total income (loss) from investment activities	3.09	6.20	7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	(7.68)	(3.64)	(2.00)	—	—

Net Asset Value, End of Period	$33.34	$37.93	$35.37	$29.46	$17.32

Total Return	10.64%	17.89%	27.70%	70.09%	(42.27)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.76%	1.91%	1.94%	2.08%	2.36%
Net expenses(d)	1.73%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	0.34%	(0.25)%	(0.72)%	(0.88)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$79,619	$87,717	$88,463	$38,653	$20,777
Portfolio turnover rate(e)	612%	692%	602%	1,202%	2,654%	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

98	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP UltraSmall-Cap

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$21.51	$30.75	$29.20	$14.64	$25.51

Investment Activities:
Net investment income (loss)(a)	0.20	0.01	(0.21)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	5.40	(0.18)	8.39	14.70	(10.71)

Total income (loss) from investment activities	5.60	(0.17)	8.18	14.56	(10.87)

Distributions to Shareholders From:
Net investment income	(0.01)	—	—	—	—
Net realized gains on investments	—	(9.07)	(6.63)	—	—

Total distributions	(0.01)	(9.07)	(6.63)	—	—

Net Asset Value, End of Period	$27.10	$21.51	$30.75	$29.20	$14.64

Total Return	26.05%	(0.21)%	31.07%	99.45%	(42.61)%

Ratios to Average Net Assets:
Gross expenses	1.72%	1.91%	1.94%	2.00%	2.15%
Net expenses	1.69%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)	0.82%	0.03%	(0.68)%	(0.66)%	(0.78)%

Supplemental Data:
Net assets, end of period (000’s)	$58,562	$40,184	$173,846	$88,165	$30,561
Portfolio turnover rate(b)	208%	539%	481%	572%	1,511%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	99

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)

ProFund VP UltraOTC

	For the year ended December 31, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$41.79		$46.20	$45.60	$22.50	$72.45

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.36)	(0.30)	(0.60)	(0.60)
Net realized and unrealized gains (losses) on investments	(0.53)	(c)	(1.15)	6.00	23.70	(49.35)

Total income (loss) from investment activities	(0.66)		(1.51)	5.70	23.10	(49.95)

Distributions to Shareholders From:
Net realized gains on investments	(20.16)		(2.90)	(5.10)	—	—

Net Asset Value, End of Period	$20.97		$41.79	$46.20	$45.60	$22.50

Total Return	4.93%		(3.75)%	14.10%	102.67%	(68.94)%

Ratios to Average Net Assets:
Gross expenses	1.75%		1.85%	1.88%	1.97%	2.08%
Net expenses	1.72%		1.85%	1.88%	1.94%	1.98%
Net investment income (loss)	(0.40)%		(0.83)%	(0.61)%	(1.59)%	(1.64)%

Supplemental Data:
Net assets, end of period (000’s)	$73,624		$99,349	$151,620	$114,077	$53,188
Portfolio turnover rate(d)	1,176%		437%	504%	768%	982%
(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

100	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Bear

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$28.22	$28.61	$31.89	$42.29	$35.07

Investment Activities:
Net investment income (loss)(a)	0.89	0.39	(0.22)	(0.36)	(0.23)
Net realized and unrealized gains (losses) on investments	(2.99)	(0.78)	(3.06)	(10.04)	7.53

Total income (loss) from investment activities	(2.10)	(0.39)	(3.28)	(10.40)	7.30

Distributions to Shareholders From:
Net investment income	(0.34)	—	—	—	(0.08)

Net Asset Value, End of Period	$25.78	$28.22	$28.61	$31.89	$42.29

Total Return	(7.50)%	(1.36)%	(10.29)%	(24.59)%	20.82%

Ratios to Average Net Assets:
Gross expenses	1.74%	1.86%	1.90%	1.98%	2.03%
Net expenses	1.70%	1.86%	1.90%	1.98%	1.98%
Net investment income (loss)	3.24%	1.36%	(0.70)%	(0.96)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$29,385	$50,812	$30,887	$54,301	$77,938
Portfolio turnover rate(b)	—	—	—	—	—
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

Financial Highlights >	101

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Short Mid-Cap

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the period November 22, 2004(a) through December 31, 2004
Net Asset Value, Beginning of Period	$26.39	$29.15		$30.00

Investment Activities:
Net investment income (loss)(b)	0.91	0.40		—	(c)
Net realized and unrealized gains (losses) on investments	(1.87)	(3.16)		(0.85)

Total income (loss) from investment activities	(0.96)	(2.76)		(0.85)

Distributions to Shareholders from:
Net investment income	(0.05)	—	(c)	—

Net Asset Value, End of Period	$25.38	$26.39		$29.15

Total Return	(3.64)%	(9.46)%		(2.83)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.82%	2.28%		3.86%
Net expenses(e)	1.67%	1.98%		1.98%
Net investment income (loss)(e)	3.46%	1.40%		0.03%

Supplemental Data:
Net assets, end of period (000’s)	$5,210	$4,190		$637
Portfolio turnover rate(f)	—	—		—	(d)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

102	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Short Small-Cap

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period September 3, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$16.62	$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss)(b)	0.56	0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(2.50)	(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(1.94)	(0.50)	(1.70)	(9.92)	(1.26)

Distributions to Shareholders from:
Net investment income	(0.10)	—	—	—	—

Net Asset Value, End of Period	$14.58	$16.62	$17.12	$18.82	$28.74

Total Return	(11.73)%	(2.92)%	(9.03)%	(34.52)%	(4.20)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.90%	2.28%	2.71%	1.73%
Net expenses(d)	1.62%	1.90%	1.98%	1.98%	1.73%
Net investment income (loss)(d)	3.52%	1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$13,052	$9,193	$6,934	$125	$2,173
Portfolio turnover rate(e)	—	—	—	—	—	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

Financial Highlights >	103

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Short Dow 30

	For the period May 1, 2006(a) through December 31, 2006
Net Asset Value, Beginning of Period	$ 30.00

Investment Activities:
Net investment income (loss)(b)	0.72
Net realized and unrealized gains (losses) on investments	(2.51)

Total income (loss) from investment activities	(1.79)

Net Asset Value, End of Period	$ 28.21

Total Return	(6.00)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.25%
Net expenses(d)	1.63%
Net investment income (loss)(d)	3.61%

Supplemental Data:
Net assets, end of period (000’s)	$ 204
Portfolio turnover rate(e)	—	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

104	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Short OTC

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$18.56	$18.41	$20.71	$33.37	$30.00

Investment Activities:
Net investment income (loss)(b)	0.64	0.23	(0.13)	(0.24)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.88)	(0.08)	(2.17)	(12.21)	3.46

Total income (loss) from investment activities	(0.24)	0.15	(2.30)	(12.45)	3.37

Distributions to Shareholders From:
Net investment income	(0.14)	—	—	(0.21)	—

Net Asset Value, End of Period	$18.18	$18.56	$18.41	$20.71	$33.37

Total Return	(1.31)%	0.81%	(11.11)%	(37.31)%	11.23%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%	1.85%	1.86%	1.99%	1.96%
Net expenses(d)	1.66%	1.85%	1.86%	1.98%	1.96%
Net investment income (loss)(d)	3.34%	1.21%	(0.62)%	(0.93)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$23,898	$31,588	$16,213	$31,524	$14,030
Portfolio turnover rate(e)	—	—	—	—	—	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

Financial Highlights >	105

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP UltraShort Dow 30

	For the period September 14, 2006(a) through December 31, 2006
Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)(b)	0.30
Net realized and unrealized gains (losses) on investments	(4.08)

Total income (loss) from investment activities	(3.78)

Net Asset Value, End of Period	$26.22

Total Return	(12.60	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	5.58%
Net expenses(c)	1.65	% (e)
Net investment income (loss)(d)	3.68%

Supplemental Data:
Net assets, end of period (000’s)	$175
Portfolio turnover rate(f)	—	(c)
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period September 14, 2006 through December 31, 2006.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

106	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP UltraShort OTC

	For the period September 14, 2006(a) through December 31, 2006
Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss)(b)	0.29
Net realized and unrealized gains (losses) on investments	(3.90)

Total income (loss) from investment activities	(3.61)

Net Asset Value, End of Period	$26.39

Total Return	(12.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	5.46%
Net expenses(d)	1.66%	(e)
Net investment income (loss)(d)	3.71%

Supplemental Data:
Net assets, end of period (000’s)	$176
Portfolio turnover rate(f)	—	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period September 14, 2006 through December 31, 2006.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

Financial Highlights >	107

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Banks

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$30.26	$36.81	$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss)(b)	0.56	0.56	0.50	0.38	0.19
Net realized and unrealized gains (losses) on investments	4.09	(0.92)	3.39	7.25	(4.21)

Total income (loss) from investment activities	4.65	(0.36)	3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	(0.17)	(1.20)	(0.19)	(0.50)	—
Net realized gain on investments	—	(4.99)	—	—	—

Total distributions	(0.17)	(6.19)	(0.19)	(0.50)	—

Net Asset Value, End of Period	$34.74	$30.26	$36.81	$33.11	$25.98

Total Return	15.41%	(0.15)%	11.77%	29.39%	(13.40)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.80%	2.03%	1.98%	2.30%	2.11%
Net expenses(d)	1.69%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	1.74%	1.67%	1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$13,296	$11,872	$13,140	$5,759	$5,782
Portfolio turnover rate(e)	431%	883%	1,003%	1,457%	1,183%	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

108	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Basic Materials

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$34.55	$36.18		$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss)(b)	0.39	0.13		0.02	0.22	0.23
Net realized and unrealized gains (losses) on investments	4.94	0.59	(c)	3.40	7.88	(4.57)

Total income (loss) from investment activities	5.33	0.72		3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	(0.13)	(0.03)		(0.10)	(0.02)	—
Net realized gains on investments	—	(2.32)		(0.88)	—	—

Total distributions	(0.13)	(2.35)		(0.98)	(0.02)	—

Net Asset Value, End of Period	$39.75	$34.55		$36.18	$33.74	$25.66

Total Return	15.48%	2.44%		10.22%	31.58%	(14.47)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.79%	1.91%		1.96%	2.03%	2.21%
Net expenses(e)	1.74%	1.91%		1.96%	1.97%	1.98%
Net investment income (loss)(e)	1.05%	0.36%		0.06%	0.75%	1.25%

Supplemental Data:
Net assets, end of period (000’s)	$30,632	$34,750		$25,614	$50,929	$3,851
Portfolio turnover rate(f)	378%	650%		783%	1,009%	2,498%	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	109

Financial Highlights

For a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Biotechnology

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$21.73	$19.18	$21.96	$15.17	$25.44

Investment Activities:
Net investment income (loss)(a)	(0.37)	(0.38)	(0.41)	(0.37)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.53)	4.06	2.25	6.62	(9.19)

Total income (loss) from investment activities	(0.90)	3.68	1.84	6.25	(9.54)

Distributions to Shareholders From:
Net realized gains on investments	—	(1.13)	(4.62)	—	(0.19)

Net Asset Value, End of Period	$20.83	$21.73	$19.18	$21.96	$15.17

Total Return	(4.10)%	19.24%	9.73%	39.78%	(37.51)%

Ratio to Average Net Assets:
Gross expenses	1.84%	1.92%	1.98%	2.04%	2.16%
Net expenses	1.78%	1.92%	1.98%	1.98%	1.98%
Net investment income (loss)	(1.75)%	(1.90)%	(1.88)%	(1.87)%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$12,426	$25,092	$24,832	$14,342	$14,246
Portfolio turnover rate(b)	397%	809%	788%	848%	1,049%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

110	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Consumer Goods

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$29.75	$30.00		$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss)(b)	0.31	0.04		0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	3.44	(0.15)	(c)	2.54	4.59	(4.93)

Total income (loss) from investment activities	3.75	(0.11)		2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	(0.02)	(0.14)		(0.03)	(0.21)	—
Net realized gains on investments	—	—		(2.11)	—	—

Total distributions	(0.02)	(0.14)		(2.14)	(0.21)	—

Net Asset Value, End of Period	$33.48	$29.75		$30.00	$29.53	$25.11

Total Return	12.62%	(0.37)%		9.26%	18.46%	(16.30)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.87%	2.08%		1.99%	2.33%	2.10%
Net expenses(e)	1.69%	1.98%		1.98%	1.98%	1.98%
Net investment income (loss)(e)	0.99%	0.13%		0.24%	0.13%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$18,573	$6,913		$9,970	$2,406	$4,952
Portfolio turnover rate(f)	377%	870%		1,547%	1,472%	1,057%	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	111

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Consumer Services

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$28.59	$29.99	$27.87	$21.98	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.17)	(0.35)	(0.29)	(0.30)	(0.17)
Net realized and unrealized gains (losses) on investments	3.60	(1.05)	2.41	6.19	(7.85)

Total income (loss) from investment activities	3.43	(1.40)	2.12	5.89	(8.02)

Net Asset Value, End of Period	$32.02	$28.59	$29.99	$27.87	$21.98

Total Return	12.00%	(4.67)%	7.61%	26.80%	(26.73)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.19%	2.48%	2.20%	2.33%	2.65%
Net expenses(d)	1.70%	1.98%	1.98%	1.96%	1.98%
Net investment income (loss)(d)	(0.57)%	(1.22)%	(1.03)%	(1.19)%	(1.08)%

Supplemental Data:
Net assets, end of period (000’s)	$6,499	$3,521	$11,878	$3,777	$3,439
Portfolio turnover rate(e)	579%	1,219%	1,256%	2,100%	2,644%	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

112	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Financials

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$34.84	$33.80	$30.72	$23.85	$28.02

Investment Activities:
Net investment income (loss)(a)	0.34	0.27	0.20	0.11	0.06
Net realized and unrealized gains (losses) on investments	5.69	1.06	2.97	6.80	(4.23)

Total income (loss) from investment activities	6.03	1.33	3.17	6.91	(4.17)

Distribution to Shareholders From:
Net investment income	(0.23)	(0.29)	(0.09)	(0.04)	—

Net Asset Value, End of Period	$40.64	$34.84	$33.80	$30.72	$23.85

Total Return	17.35%	3.98%	10.34%	28.99%	(14.88)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.92%	1.92%	2.07%	2.14%
Net expenses	1.68%	1.92%	1.92%	1.98%	1.98%
Net investment income (loss)	0.90%	0.80%	0.63%	0.42%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$49,610	$35,924	$30,767	$21,024	$11,898
Portfolio turnover rate(b)	247%	316%	595%	726%	1,341%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	113

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Health Care

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$28.01	$26.42	$25.81	$21.98	$28.43

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.15)	(0.13)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	1.55	1.74	0.74	3.98	(6.32)

Total income (loss) from investment activities	1.47	1.59	0.61	3.83	(6.45)

Net Asset Value, End of Period	$29.48	$28.01	$26.42	$25.81	$21.98

Total Return	5.25%	6.02%	2.36%	17.42%	(22.69)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.89%	1.91%	2.04%	2.14%
Net expenses	1.72%	1.89%	1.91%	1.97%	1.98%
Net investment income (loss)	(0.29)%	(0.57)%	(0.51)%	(0.63)%	(0.54)%

Supplemental Data:
Net assets, end of period (000’s)	$67,288	$57,307	$40,017	$25,286	$14,622
Portfolio turnover rate(b)	123%	310%	464%	877%	897%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

114	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Industrials

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$33.54	$33.09		$30.88	$24.05	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)	(0.11)		(0.04)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	3.96	0.90	(c)	4.06	6.84	(5.94)

Total income (loss) from investment activities	3.91	0.79		4.02	6.83	(5.95)

Distributions to Shareholders From:
Net realized gains on investments	—	(0.34)		(1.81)	—	—

Net Asset Value, End of Period	$37.45	$33.54		$33.09	$30.88	$24.05

Total Return	11.66%	2.44%		13.22%	28.40%	(19.83)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.93%	2.17%		1.99%	2.25%	2.65%
Net expenses(e)	1.77%	1.98%		1.98%	1.98%	1.98%
Net investment income (loss)(e)	(0.14)%	(0.36)%		(0.14)%	(0.05)%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$9,581	$10,101		$9,459	$11,751	$1,134
Portfolio turnover rate(f)	753%	720%		1,159%	1,997%	906%	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	115

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Internet

	For the year ended December 31, 2006	For the year ended December 31, 2005		For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$58.35	$54.32		$45.81	$25.99	$30.00

Investment Activities:
Net investment income (loss)(b)	0.33	(0.98)		(0.93)	(0.75)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.11)	5.01	(c)	10.53	21.02	(3.66)

Total income (loss) from investment activities	0.22	4.03		9.60	20.27	(4.01)

Distributions to Shareholders From:
Net realized gains on investments	(9.62)	—		(1.09)	(0.45)	—

Net Asset Value, End of Period	$48.95	$58.35		$54.32	$45.81	$25.99

Total Return	1.36%	7.44%		21.26%	77.99%	(13.37)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.81%	1.92%		1.94%	2.01%	2.04%
Net expenses(e)	1.71%	1.92%		1.94%	1.98%	1.98%
Net investment income (loss)(e)	0.60%	(1.87)%		(1.94)%	(1.97)%	(1.97)%

Supplemental Data:
Net assets, end of period (000’s)	$9,275	$25,338		$41,995	$14,882	$28,880
Portfolio turnover rate(f)	343%	855%		949%	803%	505%	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

116	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Oil & Gas

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$47.02	$36.63	$28.33	$23.17	$27.93

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.15)	(0.05)	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments	9.13	11.64	8.37	5.17	(4.71)

Total income (loss) from investment activities	9.05	11.49	8.32	5.16	(4.76)

Distributions to Shareholders From:
Net realized gains on investments	(4.56)	(1.10)	(0.02)	—	—

Net Asset Value, End of Period	$51.51	$47.02	$36.63	$28.33	$23.17

Total Return	20.63%	31.31%	29.36%	22.27%	(17.04)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.86%	1.92%	2.09%	2.16%
Net expenses	1.68%	1.86%	1.92%	1.98%	1.98%
Net investment income (loss)	(0.15)%	(0.34)%	(0.16)%	(0.05)%	(0.18)%

Supplemental Data:
Net assets, end of period (000’s)	$144,216	$148,466	$85,137	$44,398	$19,283
Portfolio turnover rate(b)	166%	298%	470%	1,091%	1,632%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	117

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Pharmaceuticals

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$22.56	$23.54	$25.93	$25.96	$30.00

Investment Activities:
Net investment income (loss)(b)	0.25	0.15	0.08	(0.09)	—	(c)
Net realized and unrealized gains (losses) on investments	2.51	(1.05)	(2.47)	1.51	(4.04)

Total income (loss) from investment activities	2.76	(0.90)	(2.39)	1.42	(4.04)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.08)	—	—	—
Net realized gains on investments	—	—	—	(1.45)	—

Total distributions	(0.05)	(0.08)	—	(1.45)	—

Net Asset Value, End of Period	$25.27	$22.56	$23.54	$25.93	$25.96

Total Return	12.18%	(3.82)%	(9.22)%	5.60%	(13.47)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.75%	1.93%	1.97%	2.06%	2.12%
Net expenses(e)	1.70%	1.93%	1.97%	1.98%	1.98%
Net investment income (loss)(e)	1.02%	0.65%	0.32%	(0.33)%	(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$21,079	$10,780	$11,803	$11,851	$3,414
Portfolio turnover rate(f)	454%	853%	1,223%	2,569%	1,709%	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

118	< Financial Highlights

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Precious Metals

	For the year ended December 31, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$41.15		$32.58	$40.99	$29.44	$30.00

Investment Activities:
Net investment income (loss)(b)	1.46		0.45	(0.20)	(0.31)	(0.07)
Net realized and unrealized gains (losses) on investments	1.55	(c)	8.12	(3.64)	11.86	(0.49)

Total income (loss) from investment activities	3.01		8.57	(3.84)	11.55	(0.56)

Distributions to Shareholders From:
Net investment income	(0.36)			—	—	—
Net realized gains on investments	—		—	(4.57)	—	—

Total distributions	(0.36)			(4.57)	—	—

Net Asset Value, End of Period	$43.80		$41.15	$32.58	$40.99	$29.44

Total Return	7.36%		26.30%	(9.92)%	39.23%	(1.87)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.74%		1.86%	1.87%	1.98%	1.98%
Net expenses(e)	1.70%		1.86%	1.87%	1.97%	1.98%
Net investment income (loss)(e)	3.30%		1.38%	(0.58)%	(0.94)%	(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$125,274		$113,173	$60,432	$76,218	$55,639
Portfolio turnover rate(f)	—		—	—	—	—	(d)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

Financial Highlights >	119

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Real Estate

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$52.36	$50.49	$40.89	$31.16	$32.72

Investment Activities:
Net investment income (loss)(a)	0.68	0.59	1.04	1.09	1.38
Net realized and unrealized gains (losses) on investments	16.04	2.78	9.86	9.14	(1.34)

Total income (loss) from investment activities	16.72	3.37	10.90	10.23	0.04

Distributions to Shareholders From:
Net investment income	(0.34)	(1.50)	(0.82)	(0.50)	(1.37)
Net realized gains on investments	(3.10)	—	(0.38)	—	—
Return of capital	—	—	(0.10)	—	(0.23)

Total distributions	(3.44)	(1.50)	(1.30)	(0.50)	(1.60)

Net Asset Value, End of Period	$65.64	$52.36	$50.49	$40.89	$31.16

Total Return	32.49%	6.75%	27.20%	33.15%	0.02%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.89%	1.93%	2.02%	2.13%
Net expenses	1.70%	1.89%	1.93%	1.98%	1.98%
Net investment income (loss)	1.13%	1.17%	2.35%	3.08%	4.09%

Supplemental Data:
Net assets, end of period (000’s)	$70,460	$34,594	$79,668	$39,613	$20,920
Portfolio turnover rate(b)	719%	1,105%	1,184%	1,113%	1,163%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

120	< Financial Highlights

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Semiconductor

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$22.18	$22.00	$29.34	$15.58	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)	(0.30)	(0.39)	(0.41)	(0.24)
Net realized and unrealized gains (losses) on investments	(1.36)	2.20	(6.54)	14.17	(14.18)

Total income (loss) from investment activities	(1.57)	1.90	(6.93)	13.76	(14.42)

Distributions to Shareholders From:
Net realized gains on investments	(0.26)	(1.72)	(0.41)	—	—

Net Asset Value, End of Period	$20.35	$22.18	$22.00	$29.34	$15.58

Total Return	(7.09)%	8.64%	(23.54)%	88.32%	(48.07)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.89%	1.98%	1.99%	2.05%	2.33%
Net expenses(d)	1.80%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	(0.96)%	(1.34)%	(1.58)%	(1.72)%	(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$5,998	$13,682	$10,851	$18,332	$3,790
Portfolio turnover rate(e)	722%	1,245%	1,460%	1,364%	886%	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	121

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Technology

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$14.91	$15.30	$15.56	$10.66	$17.97

Investment Activities:
Net investment income (loss)(a)	(0.16)	(0.19)	0.06	(0.20)	(0.24)
Net realized and unrealized gains (losses) on investments	1.27	0.40	(0.14)	5.10	(7.07)

Total income (loss) from investment activities	1.11	0.21	(0.08)	4.90	(7.31)

Distributions to Shareholders From:
Net investment income	—	(0.05)	—	—	—
Net realized gains on investments	(1.25)	(0.55)	(0.18)	—	—

Total distributions	(1.25)	(0.60)	(0.18)	—	—

Net Asset Value, End of Period	$14.77	$14.91	$15.30	$15.56	$10.66

Total Return	8.07%	1.22%	(0.43)%	45.97%	(40.68)%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.89%	1.87%	1.93%	2.27%
Net expenses	1.68%	1.89%	1.87%	1.93%	1.98%
Net investment income (loss)	(1.07)%	(1.29)%	0.40%	(1.47)%	(1.77)%

Supplemental Data:
Net assets, end of period (000’s)	$18,517	$19,716	$24,476	$30,631	$15,271
Portfolio turnover rate(b)	254%	381%	497%	702%	1,208%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

122	< Financial Highlights

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Telecommunications

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$13.48	$15.25	$13.74	$13.41	$21.57

Investment Activities:
Net investment income (loss)(a)	0.23	0.32	0.21	0.31	(0.10)
Net realized and unrealized gains (losses) on investments	4.37	(1.29)	1.91	0.02	(8.06)

Total income (loss) from investment activities	4.60	(0.97)	2.12	0.33	(8.16)

Distribution to Shareholders From:
Net investment income	(0.08)	(0.32)	(0.13)	—	—
Net realized gains on investments	—	(0.48)	(0.48)	—	—

Total distributions	(0.08)	(0.80)	(0.61)	—	—

Net Asset Value, End of Period	$18.00	$13.48	$15.25	$13.74	$13.41

Total Return	34.28%	(6.64)%	15.56%	2.46%	(37.83)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.91%	1.95%	2.06%	2.19%
Net expenses	1.68%	1.91%	1.95%	1.97%	1.98%
Net investment income (loss)	1.40%	2.25%	1.42%	2.40%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$44,158	$8,798	$17,894	$7,488	$16,796
Portfolio turnover rate(b)	525%	970%	1,048%	1,508%	1,290%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	123

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Utilities

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$29.64	$26.55	$22.38	$18.78	$24.69

Investment Activities:
Net investment income (loss)(a)	0.54	0.46	0.43	0.40	0.51
Net realized and unrealized gains (losses) on investments	5.11	3.04	4.26	3.61	(6.42)

Total income (loss) from investment activities	5.65	3.50	4.69	4.01	(5.91)

Distributions to Shareholders From:
Net investment income	(0.45)	(0.16)	(0.17)	(0.41)	—
Net realized gains on investments	—	(0.25)	(0.35)	—	—

Total distributions	(0.45)	(0.41)	(0.52)	(0.41)	—

Net Asset Value, End of Period	$34.84	$29.64	$26.55	$22.38	$18.78

Total Return	19.22%	13.06%	21.07%	21.37%	(23.94)%

Ratios to Average Net Assets:
Gross expenses	1.75%	1.89%	1.95%	2.06%	2.17%
Net expenses	1.68%	1.89%	1.95%	1.98%	1.98%
Net investment income (loss)	1.68%	1.56%	1.78%	1.98%	2.31%

Supplemental Data:
Net assets, end of period (000’s)	$104,601	$75,931	$51,964	$22,653	$26,026
Portfolio turnover rate(b)	153%	251%	569%	1,134%	1,461%
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

124	< Financial Highlights

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP U.S. Government Plus

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$32.75	$30.74	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss)(b)	1.04	0.75	0.25	0.06	0.12
Net realized and unrealized gains (losses) on investments	(2.55)	2.01	2.09	(0.90)	4.89

Total income (loss) from investment activities	(1.51)	2.76	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(1.04)	(0.75)	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—	—	—	(3.23)	—
Return of capital	—	—	(0.01)	(1.33)	—

Total distributions	(1.04)	(0.75)	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$30.20	$32.75	$30.74	$28.66	$34.12

Total Return	(4.52)%	9.01%	8.18%	(2.55)%	16.90%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.42%	1.59%	1.61%	1.74%	1.71%
Net expenses(d)	1.38%	1.59%	1.61%	1.73%	1.71%
Net investment income (loss)(d)	3.45%	2.32%	0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$33,259	$91,463	$43,605	$36,776	$124,928
Portfolio turnover rate(e)	1,308%	1,660%	1,258%	526%	269%	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

Financial Highlights >	125

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Rising Rates Opportunity

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002
Net Asset Value, Beginning of Period	$19.13	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.70	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	1.26	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	1.96	(1.65)	(2.54)	(1.00)	(5.68)

Distributions to Shareholders from:
Net investment income	(0.39)	—	—	—	—

Net Asset Value, End of Period	$20.70	$19.13	$20.78	$23.32	$24.32

Total Return	10.15%	(7.89)%	(10.89)%	(4.11)%	(18.93)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.64%	1.73%	1.75%	1.91%	2.13%
Net expenses(d)	1.61%	1.73%	1.75%	1.91%	1.98%
Net investment income (loss)(d)	3.31%	1.36%	(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$130,894	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	—	—	—	—	(c)
(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

126	< Financial Highlights

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Selected data for a share of beneficial interest outstanding throughout the periods indicated.

ProFund VP Money Market

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.036	0.018	0.001	0.001	0.002

Distributions to Shareholders From:
Net investment income	(0.036)	(0.018)	(0.001)	(0.001)	(0.002)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	3.68%	1.80%	0.08%	0.12%	0.21%

Ratios to Average Net Assets:
Gross expenses	1.33%	1.34%	1.35%	1.43%	1.51%
Net expenses	1.29%	1.34%	1.15%	0.93%	1.32%
Net investment income (loss)	3.65%	1.91%	0.05%	0.12%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$152,750	$56,286	$30,701	$45,786	$69,179

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ProFunds™

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717   (888) 776-5717

For All Others:                   (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds VP is available in the annual and semiannual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds VP in the current Statement of Additional Information, dated May 1, 2007, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semiannual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semiannual reports, or ask questions about investing in ProFunds VP, by writing us at the address set forth above.

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C.20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-551-8090.

ProFunds and the Bull & Bear design, ProFund VP Rising Rates Opportunity, Innovations in Indexing and not just funds, ProFunds are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

Investment Company Act File No. 811-08239

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